                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number   811-09093
                                                     -------------

                                  E*TRADE Funds
              -----------------------------------------------------
               (Exact name of registrant as specified in charter)

                               4500 Bohannon Drive
                          Menlo Park, California 94025
              -----------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                   Liat Rorer
                                  E*TRADE Funds
                               4500 Bohannon Drive
                          Menlo Park, California 94025
              ----------------------------------------------------
                     (Name and address of agent for service)

                                with copies to:
                                 Jane A. Kanter
                                  Dechert LLP
                               1775 I Street N.W.
                          Washington, D.C. 20006-2401

       Registrant's telephone number, including area code:  1-650-331-6000
                                                           ----------------

                   Date of fiscal year end:  September 30, 2003
                                            --------------------

                    Date of reporting period:  March 31, 2003
                                              ----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S) 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

Semi-Annual Report and Supplement to Prospectus and Statement of Additional Information

E*TRADE Funds

E*TRADE Money Market Fund
E*TRADE Government Money Market Fund
E*TRADE Municipal Money Market Fund
E*TRADE California Municipal Money Market Fund
E*TRADE New York Municipal Money Market Fund

March 31, 2003

                                                   Filed pursuant to Rule 497(e)
                                                 Registration File No. 333-66807

                                  E*TRADE FUNDS

                 E*TRADE California Municipal Money Market Fund
                      E*TRADE Government Money Market Fund
                            E*TRADE Money Market Fund
                       E*TRADE Municipal Money Market Fund
                  E*TRADE New York Municipal Money Market Fund
                               (each a "Fund(s)")

        Supplement dated May 31, 2003 to the Prospectus and Statement of
              Additional Information ("SAI") dated August 13, 2002

This supplement updates certain information in the Funds' above-dated Prospectus and SAI.

1. All shares held by current shareholders of the Funds that were selected as the "sweep option" will be renamed "Sweep Class" shares. Current shareholders will not be affected in any other manner.

2. On May 1, 2003, the Municipal Money Market Fund began offering a new "Premier Class" of shares to investors with different fees, expenses and services. Shares of the Premier Class are offered through another prospectus.

3. On page 3, under the heading "Risk/Return Summary, the following text is added to the end of the fourth sentence in the paragraph, which currently states: "[T]he investment objectives of each Fund are non-fundamental and, although there is no current intention to do so, may be changed without shareholder approval.":

        , upon 60 days' written notice of such change being provided to shareholders of the California Municipal Money Market Fund, Government Money Market Fund, Municipal Money Market Fund, and New York Municipal Money Market Fund, respectively.

4. The Municipal Money Market Fund is permitted to invest in securities that would be subject to the alternate minimum tax ("AMT"). Accordingly, on page 5 of the Prospectus, the second sentence under the heading "Principal Investment Strategies -- Municipal Money Market Fund" is hereby deleted. Also, on page 15 of the Prospectus, the fifth (or last) sentence under the heading "Taxable Income Possible" is hereby deleted. Both sentences stated that the Municipal Money Market Fund "currently does not intend to invest in securities that are subject to AMT." These changes, however, are not expected to affect the Fund's principal investment strategies.

                      Not a part of the Semi-Annual Report

5. E*TRADE Asset Management, Inc. ("ETAM"), the Funds' investment adviser, has determined that it may terminate its voluntary expense limitation arrangement for the California Municipal Money Market Fund and the Municipal Money Market Fund under which ETAM agreed to limit each Fund's total operating expenses so that each Fund's net expenses would not exceed the annual rate of 0.85% for the California Money Market Fund and 0.94% for the Municipal Money Market Fund. The net expenses, for each of those Funds will remain subject to the Funds' contractual Expense Limitation Agreement with ETAM so that the expense ratio for each of those Funds will not exceed the annual rate of 0.95% for the California Money Market Fund and 1.05% for the Municipal Money Market Fund.

Accordingly, the fourth footnote (****) below the Fees and Expenses table on page 7 of the Prospectus and the corresponding text in the SAI under the heading "Investment Advisory and Other Services -- Voluntary Waiver" are revised to delete the references to those two Funds and to state:

        ETAM also has voluntarily agreed to limit the Total Annual Operating Expenses for the Money Market Fund, Government Money Market Fund and New York Municipal Money Market Fund so that each Fund's Net Expenses will not exceed the following annual rates: 1.05% for the Money Market Fund and the Government Money Market Fund, respectively, and 0.90% for the New York Municipal Money Market Fund. ETAM may terminate this arrangement at any time.

6. On or about June 23, 2003, the Money Market Fund expects to begin offering a new "Institutional Class" of shares to investors with different fees, expenses, investment minimums and services. Shares of the Institutional Class will be offered through another Prospectus.

7. The Money Market Fund, consistent with its investment objectives and restrictions, may seek and receive a money market fund rating from certain nationally recognized rating services (NRSROs). An NRSRO rating represents the NRSRO's assessment of the relative degree of investment safety of principal invested in the money market fund based on the NRSRO's evaluation of a variety of factors, including, among others, the fund's investment adviser and its management philosophy, the fund's operating policies and procedures, and the quality and credit risk of the fund's portfolio holdings, including the types and diversity of portfolio investments.

                      Not a part of the Semi-Annual Report

        To obtain a rating from an NRSRO, the Money Market Fund may be required to implement additional investment restrictions, including stricter limitations on credit quality and maturities than are currently followed by the Money Market Fund or by other money market funds. These additional restrictions could affect the Money Market Fund's performance. In addition, if the NRSRO changes or adds other requirements or criteria, the Money Market Fund may be required to adopt additional strategies or policies to maintain the rating. An NRSRO rating is subject to change and neither insures nor guarantees that the Money Market Fund will meets its investment objective. If an NRSRO rating is obtained, the Money Market Fund may use the information in advertising or reports to shareholders or prospective investors. Additional information, including the Fund's rating, will be made available when the Money Market Fund receives such a rating.

8. On page 18 of the Prospectus, under the heading "Pricing of Fund Shares," the first sentence of third paragraph is replaced with the following text:

               The NAV for each Fund (except the Money Market Fund) is determined as of the close of trading on the floor of the NYSE (generally 4:00 p.m., Eastern time), each day the NYSE is open. The NAV for the Money Market Fund is generally determined at 5:00 p.m., Eastern time, each day the NYSE is open.

                                    * * * * *

                  INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
                       THE PROSPECTUS FOR FUTURE REFERENCE

                      Not a part of the Semi-Annual Report

TABLE OF CONTENTS FOR SEMI-ANNUAL REPORT

  1 Letter to Shareholders
  2 Schedule of Investments
     E*TRADE Money Market Fund
     E*TRADE Government Money Market Fund
     E*TRADE Municipal Money Market Fund
     E*TRADE California Municipal Money Market Fund
     E*TRADE New York Municipal Money Market Fund
  34 Statements of Assets and Liabilities
  36 Statements of Operations
  38 Statements of Changes in Net Assets
  40 Financial Highlights
  42 Notes to Financial Statements
  48 Opinion
     Inside back cover and back cover

  If you would like to receive this report or other important documents electronically, log on to www.etrade.com and go to Accounts, Account Services, and then Change My Info. In the "Electronic documents" field click on Edit delivery preferences and then choose the documents you want to receive via electronic delivery.

LETTER TO E*TRADE FUNDS SHAREHOLDERS

Dear Shareholder:

We would like to take this opportunity to welcome you to the family of E*TRADE money market funds. We are pleased to present you with our first semi-annual report to shareholders.

We hope you find that E*TRADE Funds are a great choice for the uninvested cash in your E*TRADE Securities brokerage account. Our money market funds strive to maintain a stable price of $1.00 per share and provide a market return even in the midst of turbulent market conditions.

During the six-month reporting period ending March 31, 2003, the E*TRADE money market funds produced positive returns to shareholders. We maintain our focus on high-quality, short-term securities that provide a conservative investment alternative during these uncertain times.

Thank you for choosing to invest with E*TRADE Funds. We strive to provide the best service possible and to help you reach your goals.

As always, we are here to answer any questions you may have, 24 hours a day. Please feel free to call us at 1-800-786-2575, or visit us online at www.etrade.com.

Sincerely,

/s/ Liat Rorer
Liat Rorer
President, E*TRADE Funds

This material is intended for current shareholders who have received a copy of the appropriate prospectus. For a current prospectus containing more complete information, please call 1-800-786-2575. Please read the prospectus carefully before you invest.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Securities products and services offered by E*TRADE Securities LLC (member NASD/SIPC).

SCHEDULE OF INVESTMENTS
E*TRADE MONEY MARKET FUND
March 31, 2003

                                                           FACE
                                                          AMOUNT            VALUE
                                                       ------------     ------------
VARIABLE RATE DEMAND NOTES* (3.8%)
  Barrington Development
   1.35%, 04/01/03                                     $ 16,175,000     $ 16,175,000
  Cleveland, Ohio, Apartment System Revenue,
  Series E
   1.30%, 04/02/03                                       14,480,000       14,480,000
  Colorado Housing & Financial Authority,
  Single Family
   1.31%, 04/02/03                                       30,000,000       30,000,000
  Florida Housing Financial Agency, Series A
   1.25%, 04/03/03                                       67,575,000       67,575,000
  Georgia State, Gas Authority Revenue, Gas
  Portfolio III Project, Series A
   1.34%, 04/03/03                                       16,000,000       16,000,000
  Illinois Health Facilities Authority Revenue,
  Loyola University, Health C
   1.30%, 04/02/03                                       19,010,000       19,010,000
  Maniilaq Association Alaska Revenue,
  Employee Housing Project
   1.30%, 04/03/03                                        5,400,000        5,400,000
  New Jersey Economic Development Authority
  State Pension Funding Revenue
   1.30%, 04/02/03                                       27,000,000       27,000,000
  Philadelphia Authorities Individual Development
  Special Facilities Revenue, Marketplace Series B
   1.30%, 04/03/03                                        7,625,000        7,625,000
  San Jose California Financing Authorization Lease
  Revenue, Hayes Mansion Phase, Series B
   1.30%, 04/02/03                                        8,000,000        8,000,000
  Texas State Veterans Housing
   1.29%, 04/02/03                                       11,000,000       11,000,000
   1.31%, 04/02/03                                        1,500,000        1,500,000
TOTAL VARIABLE RATE DEMAND NOTES                                        ------------
  (Cost: $223,765,000)                                                   223,765,000
                                                                        ------------
MUNICIPAL BONDS (1.1%)
  Mississippi State, Series B
   1.64%, 12/01/03                                       64,605,000       64,606,821
TOTAL MUNICIPAL BONDS                                                   ------------
 (Cost: $64,606,821)                                                      64,606,821
                                                                        ------------

* Variable rate securities. The rates shown are current rates on March 31, 2003. Dates shown represent the next interest reset date.

   The accompanying notes are an integral part of these financial statements.

                                                           FACE
                                                          AMOUNT            VALUE
                                                       ------------     ------------
CERTIFICATES OF DEPOSIT (27.5%)
  Abbey National Treasury Services PLC
   2.11%, 07/01/03                                     $  9,000,000     $  9,017,865
  ABN AMRO Bank NV Chicago
   1.30%, 07/07/03                                       30,000,000       30,000,000
   1.30%, 01/13/04                                       50,000,000       50,000,000
   1.50%, 01/13/04                                       50,000,000       50,000,000
  Bank of Scotland (NY)
   1.27%, 05/07/03                                       42,190,000       42,190,406
  Bank of Nova Scotia
   1.32%, 07/07/03                                       35,000,000       35,000,000
   1.35%, 04/22/03                                       38,000,000       38,000,408
  Bayerische Landesbank
   1.38%, 06/04/03                                       36,000,000       36,000,000
   1.50%, 01/12/04                                       50,000,000       50,000,000
  BNP Paribas
   2.69%, 4/15/03                                        32,000,000       32,006,907
  Canadian Imperial Bank of Commerce
   1.23%, 09/09/03                                       25,000,000       25,014,434
   2.12%, 07/01/03                                        5,000,000        5,010,049
   2.16%, 07/14/03                                       30,000,000       30,071,515
  Citibank (Canada)
   1.22%, 06/26/03                                       35,000,000       35,000,000
   1.26%, 04/21/03                                       40,000,000       40,000,000
  Credit Agricole
   2.53%, 04/29/03                                       32,000,000       32,003,255
  Credit Lyonnais (NY)
   1.36%, 04/16/03                                       40,000,000       40,000,083
  Deutsche Bank AG (NY)
   1.30%, 01/16/04                                       50,000,000       50,000,000
   1.31%, 03/30/04                                       29,000,000       29,000,000
   1.61%, 04/05/04                                       33,000,000       33,000,000
  Dresdner Bank AG (NY)
   2.58%, 05/08/03                                       36,500,000       36,504,372
  Fifth Third Bank
   1.28%, 04/17/03                                       30,000,000       30,000,000
  First Tennessee National Bank
   1.25%, 04/21/03                                       50,000,000       50,000,000
  J. P. Morgan Chase
   1.25%, 04/07/03                                       40,000,000       40,000,000
  Landesbank Baden Wuerttemberg
   2.41%, 06/16/03                                       48,000,000       48,014,079
  Natexis Banques Populaires
   1.28%, 04/14/03                                       30,000,000       30,000,108
  National Australia
   1.98%, 04/30/03                                       73,500,000       73,500,000
  Nordea Bank
   1.27%, 09/10/03                                       32,000,000       31,995,725
  Royal Bank of Canada
   1.33%, 01/27/04                                       40,000,000       39,998,334
  Royal Bank of Scotland PLC
   1.26%, 04/01/03                                       40,000,000       40,000,000

   The accompanying notes are an integral part of these financial statements.

                                                           FACE
                                                          AMOUNT            VALUE
                                                       ------------     -------------
  State Street Bank
   1.47%, 03/08/04                                     $ 50,000,000     $  50,000,000
  Svenska Handelsbanken AB
   1.25%, 04/22/03                                       50,000,000        50,000,000
   1.31%, 04/08/03                                       30,000,000        30,000,029
   1.36%, 06/03/03                                       40,000,000        40,000,000
  Toronto Dominion Bank
   1.27%, 04/23/03                                       25,500,000        25,500,000
   1.96%, 07/29/03                                       38,500,000        38,494,047
  US Bank NA
   1.30%, 01/28/04                                       47,000,000        47,000,000
   1.46%, 01/09/04                                       50,000,000        50,139,138
  Westdeutsche Landesbank
   1.27%, 08/26/03                                       33,000,000        33,000,000
   1.31%, 01/27/04                                       50,000,000        50,000,000
   2.59%, 05/28/03                                       19,500,000        19,516,288
  Wells Fargo Bank
   1.25%, 04/16/03                                       50,000,000        50,000,000
  Westpac Bank
   1.16%, 09/05/03                                       30,000,000        30,007,808
                                                                        -------------
TOTAL CERTIFICATES OF DEPOSIT
 (Cost: $1,624,984,850)                                                 1,624,984,850
                                                                        -------------
COMMERCIAL PAPER (49.0%)
  Amstel Funding Corp.
   1.27%, 04/30/03                                       25,000,000        24,974,424
   1.27%, 06/18/03                                       40,000,000        39,889,933
   1.28%, 05/14/03                                       20,000,000        19,969,422
   1.29%, 05/27/03                                       30,000,000        29,939,800
  Amsterdam Funding Corp.
   1.26%, 04/08/03                                       30,000,000        29,992,650
   1.26%, 04/23/03                                       30,000,000        29,976,900
  Asset Portfolio Funding Corp.
   1.19%, 06/10/03                                       40,000,000        39,907,444
   1.29%, 04/17/03                                       25,246,000        25,231,526
  Atlantis One Funding
   1.10%, 09/10/03                                       16,242,000        16,161,602
   1.27%, 04/02/03                                       30,000,000        29,998,875
   1.38%, 05/28/03                                       25,000,000        24,945,375
  Blue Ridge Asset Funding
   1.24%, 04/11/03                                       50,000,000        49,982,778
   1.25%, 04/22/03                                       50,000,000        49,963,542
  BMW US Capital LLC
   1.26%, 04/28/03                                       25,000,000        24,976,375
  Cancara Asset Securitization LLC
   1.15%, 07/17/03                                       20,000,000        19,931,639
   1.28%, 05/29/03                                       20,403,000        20,360,924
   1.29%, 04/16/03                                       14,658,000        14,650,121
   1.29%, 04/23/03                                       35,342,000        35,314,139

   The accompanying notes are an integral part of these financial statements.

                                                           FACE
                                                          AMOUNT            VALUE
                                                       ------------     -------------
  Chevron UK Investment PLC
   1.17%, 06/11/03                                     $ 25,000,000     $  24,942,313
   1.21%, 05/16/03                                       20,000,000        19,969,750
   1.25%, 05/13/03                                       20,000,000        19,970,833
   1.26%, 05/06/03                                       20,000,000        19,975,500
  Clipper Receivables Corp.
   1.27%, 04/07/03                                       47,000,000        46,990,052
   1.27%, 11/24/03                                       25,000,000        24,790,979
   1.29%, 04/16/03                                       40,000,000        39,978,500
  Compass Securitization
   1.25%, 04/22/03                                       40,000,000        39,970,833
   1.25%, 04/25/03                                       50,000,000        49,958,333
   1.27%, 05/27/03                                       40,000,000        39,920,978
  Countrywide Home Loans
   1.33%, 04/04/03                                       30,000,000        29,996,675
  Den Danske
   1.33%, 04/22/03                                       50,000,000        49,960,625
  Delaware Funding Corp.
   1.25%, 04/25/03                                       50,000,000        49,958,333
  Depfa Bank PLC
   1.26%, 04/30/03                                       25,000,000        24,974,625
   1.99%, 04/07/03                                       16,000,000        15,994,747
  Edison Asset Securitization LLC
   1.12%, 09/05/03                                       40,000,000        39,804,622
   1.26%, 06/18/03                                       30,000,000        29,918,100
   1.38%, 06/03/03                                       25,000,000        24,939,625
  Enterprise Funding Corp.
   1.24%, 04/22/03                                       50,000,000        49,963,833
  Eureka Securitization
   1.27%, 05/07/03                                       50,000,000        49,936,500
  Fairway Finance Corp.
   1.24%, 04/21/03                                       42,148,000        42,118,965
   1.24%, 09/09/03                                       40,270,000        40,046,680
   1.25%, 04/17/03                                       40,000,000        39,977,778
  Fortis Funding LLC
   1.26%, 07/08/03                                       25,289,000        25,202,259
   1.30%, 04/02/03                                       35,000,000        34,998,736
   1.31%, 07/09/03                                       25,000,000        24,910,281
  Fountain Square Commercial Funding
   1.27%, 04/25/03                                       40,000,000        39,966,133
   1.27%, 06/02/03                                        9,425,000         9,404,385
   1.28%, 04/15/03                                       16,900,000        16,891,588
  Galleon Capital Corp.
   1.27%, 04/25/03                                       40,000,000        39,966,133
   1.29%, 04/30/03                                       40,000,000        39,958,433
  Giro Funding Corp.
   1.23%, 04/09/03                                       40,000,000        39,989,111
   1.27%, 05/07/03                                       40,000,000        39,949,200
  Goldman Sachs Group, Inc.
   1.25%, 05/14/03                                       40,000,000        39,940,278
   1.30%, 11/05/03                                       40,000,000        39,685,111
   1.30%, 11/12/03                                       40,000,000        39,675,000

   The accompanying notes are an integral part of these financial statements.

                                                           FACE
                                                          AMOUNT            VALUE
                                                       ------------     -------------
  Govco, Inc.
   1.26%, 04/02/03                                     $ 30,000,000     $  29,998,950
   1.29%, 04/10/03                                       20,000,000        19,993,550
  Greyhawk Funding LLC
   1.25%, 05/08/03                                       50,000,000        49,935,764
  HBOS Treasury Services
   1.25%, 04/23/03                                       40,000,000        39,969,444
   1.27%, 05/16/03                                       10,000,000         9,984,125
   1.32%, 06/27/03                                       30,000,000        29,904,300
   1.60%, 04/28/03                                       40,000,000        39,951,400
  J. P. Morgan Chase
   1.77%, 04/15/03                                       35,000,000        34,975,772
  Kitty Hawk Funding Corp.
   1.28%, 04/15/03                                       50,000,000        49,975,111
   1.34%, 05/12/03                                       40,000,000        39,939,411
  Moriarty LLC
   1.30%, 04/08/03                                       35,000,000        34,991,153
  NATC California LLC
   1.28%, 04/21/03                                       40,000,000        39,971,556
   1.28%, 04/22/03                                       38,000,000        37,971,627
   1.28%, 04/23/03                                       41,000,000        40,968,082
  Nordea North America
   1.22%, 06/20/03                                       25,000,000        24,932,222
  Park Avenue Receivables
   1.27%, 04/29/03                                       12,000,000        11,988,147
  Pennine Funding LLC
   1.25%, 08/18/03                                       13,000,000        12,937,257
   1.26%, 06/16/03                                       40,000,000        39,893,600
   1.26%, 08/12/03                                       35,000,000        34,837,075
   1.34%, 04/22/03                                       25,920,000        25,899,739
   1.37%, 05/02/03                                       14,500,000        14,482,894
  Proctor & Gamble
   1.65%, 05/05/03                                       16,000,000        15,975,369
  Receivables Capital Corp.
   1.25%, 04/21/03                                       26,877,000        26,858,335
  Scaldis Capital LLC
   1.25%, 08/12/03                                       19,683,000        19,592,103
   1.27%, 04/24/03                                       36,206,000        36,176,392
   1.32%, 06/09/03                                       20,000,000        19,949,400
   1.33%, 06/20/03                                       12,211,000        12,174,910
   1.33%, 06/27/03                                       28,809,000        28,716,403
   1.40%, 05/23/03                                       20,000,000        19,959,556
  Sheffield Receivables Corp.
   1.25%, 04/02/03                                       14,420,000        14,419,499
   1.25%, 04/11/03                                       22,840,000        22,832,069
   1.28%, 04/24/03                                       41,800,000        41,765,817
  Spintab
   1.33%, 04/16/03                                       25,000,000        24,986,042
  Superior Funding
   1.26%, 04/22/03                                       18,433,000        18,419,452
   1.28%, 09/08/03                                       49,906,000        49,622,090

   The accompanying notes are an integral part of these financial statements.

                                                           FACE
                                                          AMOUNT            VALUE
                                                       ------------     -------------
  Thames Asset Management
   1.24%, 04/10/03                                     $ 26,089,000     $  26,080,913
  UBS Finance
   1.39%, 04/01/03                                       50,000,000        50,000,000
  Westlab AG
   1.30%, 06/13/03                                       35,000,000        34,907,736
                                                                        -------------
TOTAL COMMERCIAL PAPER
 (Cost: $2,896,700,561)                                                 2,896,700,561
                                                                        -------------

CORPORATE BONDS & NOTES (1.5%)
DIVERSIFIED BANKING                         (1.4%)
  Bank of America Corp.
   6.88%, 06/01/03                                       10,000,000        10,093,520
   7.00%, 05/15/03                                        7,470,000         7,520,416
  General Electric Capital Corp.
   6.27%, 07/23/03                                       32,000,000        32,408,150
  National Westminster Bancorp
   9.38%, 11/15/03                                        9,960,000        10,457,565
  Wells Fargo & Co.
   4.25%, 08/15/03                                       27,200,000        27,476,731
                                                                        -------------
                                                                           87,956,382
                                                                        -------------

REAL ESTATE                                 (0.1%)
  Security Capital Group, Inc.
   7.75%, 11/15/03                                        2,500,000         2,592,907
                                                                        -------------
TOTAL CORPORATE BONDS & NOTES
 (Cost: $90,549,289)                                                       90,549,289
                                                                        -------------
U.S. GOVERNMENT AND AGENCY
 OBLIGATIONS (3.4%)
  Federal Farm Credit Bank
   1.25%, 03/19/04                                       20,870,000        20,864,462
  Federal Home Loan Bank
   1.45%, 03/26/04                                       30,000,000        30,000,000
   1.50%, 02/03/04                                       25,000,000        25,000,000
   1.50%, 02/17/04                                       55,000,000        55,000,000
   1.95%, 11/21/03                                       30,000,000        30,000,000
  Federal Home Loan Mortgage Corporation
   6.95%, 04/01/04                                        8,000,000         8,445,198
  Federal National Mortgage Association
   1.55%, 02/03/04                                       30,000,000        30,000,000
                                                                        -------------
TOTAL U.S. GOVERNMENT AND
 AGENCY OBLIGATIONS
 (Cost: $199,309,660)                                                     199,309,660
                                                                        -------------

VARIABLE & FLOATING RATE NOTES (8.9%)
 DIVERSIFIED BANKING                        (6.4%)
  Associates Corp. NA
   1.33%, 06/15/04                                       16,000,000        16,000,000
   1.36%, 06/26/03                                       19,500,000        19,500,000
  Bank of America Corp.
   1.57%, 03/12/04                                       40,000,000        40,129,539

   The accompanying notes are an integral part of these financial statements.

                                                           FACE
                                                          AMOUNT            VALUE
                                                       ------------     -------------
  Bayerische Landesbank
   1.25%, 03/18/04                                     $ 40,000,000     $  40,005,275
  Deutsche Bank Financial
   1.50%, 12/12/03                                       15,000,000        15,015,753
  General Electric Capital Corp.
   1.31%, 05/28/03                                       10,000,000        10,000,954
   1.31%, 01/28/04                                       48,000,000        48,019,888
  Goldman Sachs Group, Inc.
   1.60%, 02/05/04                                       19,500,000        19,500,000
  Morgan Stanley
   1.34%, 04/15/03                                       35,000,000        35,000,000
  Natexis Banque NY
   1.41%, 11/10/03                                        7,000,000         6,999,891
  National City Bank of Indiana
   1.65%, 04/29/03                                       40,000,000        40,000,309
  Salomon Smith Barney Holdings
   1.23%, 04/28/03                                       48,000,000        48,000,000
  Wells Fargo & Co.
   1.28%, 02/06/04                                       40,000,000        40,000,000
                                                                        -------------
                                                                          378,171,609
                                                                        -------------
OIL COMP-INTEGRATED                         (0.8%)
  BP Capital Markets PLC
   1.30%, 03/08/04                                       47,000,000        47,000,000
                                                                        -------------
PHARMACEUTICAL                              (0.5%)
  Bristol - Myers Squibb Co.
   1.39%, 07/08/03                                       30,000,000        30,000,000
                                                                        -------------
SPECIAL PURPOSE ENTITY                      (0.9%)
  Verizon Global Funding Corp.
   1.32%, 04/14/03                                       54,000,000        53,999,771
                                                                        -------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS      (0.3%)
 FLOATING RATE NOTES
  Variable Rate Ship Financing Notes
  Series 2002
   1.24%, 04/28/03                                       15,648,000        15,648,000
                                                                        -------------
TOTAL VARIABLE & FLOATING RATE NOTES
 (Cost: $524,819,380)                                                     524,819,380
                                                                        -------------

   The accompanying notes are an integral part of these financial statements.

                                                                            FACE
                                                                           AMOUNT          VALUE
                                                                        ------------   ---------------
REPURCHASE AGREEMENTS (4.6%)
  Goldman Sachs Tri-Party Repurchase Agreement,
  dated 03/31/03, due 04/01/03, with a maturity
  value of $75,002,563 and an effective yield of
  1.23%. (Collateralized by: US Treasury Note,
  3.875%, par value $40,858,000, maturing
  01/15/09; US Treasury Bond, 7.50%, par value
  $18,574,000, maturing 11/15/16, market value
  plus accrued interest $76,500,990)                                    $ 75,000,000   $    75,000,000
  J.P. Morgan Chase Tri-Party Repurchase
  Agreement, dated 03/31/03, due 04/01/03, with
  a maturity value of $200,007,000 and an effective
  yield of 1.26%. (Collateralized by: US Treasury
  Note, 3.375%, par value $157,321,000, maturing
  01/15/07; US Treasury Note, 6.00%, par value
  $4,160,000, maturing 08/15/09, market value
  plus accrued interest $204,001,808)                                    200,000,000       200,000,000
                                                                                       ---------------
TOTAL REPURCHASE AGREEMENTS
   (Cost: $275,000,000)                                                                    275,000,000
                                                                                       ---------------

SHORT-TERM INVESTMENTS (0.1%)
  Bank of New York Cash Reserve
   (Cost: $3,418,338)                                                      3,418,338         3,418,338

  TOTAL INVESTMENTS
   (Cost: $5,903,153,899)                                     (99.9%)                    5,903,153,899
  OTHER ASSETS, LESS LIABILITIES                               (0.1%)                        4,973,010
                                                                                       ---------------
  NET ASSETS                                                 (100.0%)                  $ 5,908,126,909
                                                                                       ---------------

   The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS
E*TRADE GOVERNMENT MONEY MARKET FUND
March 31, 2003

                                                                            FACE
                                                                           AMOUNT          VALUE
                                                                        ------------   ---------------
U.S. GOVERNMENT AND AGENCY
 OBLIGATIONS (65.3%)

DISCOUNT NOTES (27.2%)
  Federal Home Loan Mortgage Corporation
   1.30%, 04/01/03                                                      $ 45,000,000   $    45,000,000
   2.24%, 04/24/03                                                         6,500,000         6,490,822
   2.32%, 05/22/03                                                         2,000,000         1,993,512
  Federal National Mortgage Association
   1.23%, 05/28/03                                                        10,000,000         9,980,525
   1.24%, 11/14/03                                                         1,650,000         1,637,203
   1.25%, 06/04/03                                                         7,000,000         6,984,549
   1.28%, 04/01/03                                                        15,000,000        15,000,000
   1.30%, 04/30/03                                                         7,000,000         6,992,726
   2.34%, 05/30/03                                                         2,500,000         2,490,576
  Student Loan Mortgage Association
   2.33%, 06/03/03                                                         2,500,000         2,489,981
                                                                                       ---------------
TOTAL U.S. GOVERNMENT AND AGENCY
 OBLIGATIONS DISCOUNT NOTES
 (Cost: $99,059,894)                                                                        99,059,894
                                                                                       ---------------

FLOATING RATE NOTES (17.1%)
 Export-Import Bank of the U.S. (Ex-Im Bank)
  U.S. Government Guaranteed Floating Rate Notes
   Series 01-1
    1.259%, 06/16/03                                                       3,385,563         3,385,563
   Series 01-2
    1.259%, 06/16/03                                                       3,869,214         3,869,215
   Series 01-3
    1.259%, 06/16/03                                                       3,385,563         3,385,563
   Series 2000-1
    1.14%, 06/21/03                                                        3,375,482         3,375,482
   Series 2000-2
    1.19%, 06/21/03                                                        2,900,890         2,900,890
   Federal Farm Credit Bank
    1.17%, 11/12/03                                                       12,500,000        12,499,229
    1.23%, 06/02/03                                                        2,500,000         2,499,897
   Federal National Mortgage Association
    1.17%, 08/01/03                                                       10,000,000         9,997,792
    1.17%, 03/11/04                                                        5,000,000         4,998,256
    1.22%, 05/07/03                                                        4,500,000         4,499,884
 Overseas Private Investment Corporation (OPIC)
  U.S. Government Guaranteed Certificates of Participation
   Series 1997
    1.35%, 04/02/03                                                          500,000           499,934

   The accompanying notes are an integral part of these financial statements.

                                                                            FACE
                                                                           AMOUNT          VALUE
                                                                        ------------   ---------------
  Student Loan Mortgage Association
   1.39%, 02/12/04                                                      $  3,500,000   $     3,499,095
  U.S. Government Guaranteed Ship Financing
  Obligations
   Variable Rate Ship Financing Notes
    Series 2002
    1.24%, 04/28/03                                                        7,000,000         7,000,000
                                                                                       ---------------
TOTAL U.S. GOVERNMENT AND AGENCY
 OBLIGATIONS FLOATING RATE NOTES
 (Cost: $62,410,800)                                                                        62,410,800
                                                                                       ---------------

FIXED RATE NOTES (21.0%)
  Federal Farm Credit Bank
   1.25%, 03/19/04                                                         2,500,000         2,499,337
   4.25%, 07/01/03                                                         5,283,000         5,322,517
   4.65%, 06/05/03                                                         3,000,000         3,018,301
  Federal Home Loan Bank
   1.25%, 03/03/04                                                         2,000,000         1,999,134
   1.45%, 03/26/04                                                         5,000,000         5,000,000
   1.50%, 02/17/04                                                        10,000,000        10,000,000
   1.65%, 12/23/03                                                         8,000,000         8,000,000
   2.75%, 12/04/03                                                         6,905,000         6,966,876
   4.50%, 07/07/03                                                         3,800,000         3,832,701
   5.19%, 10/20/03                                                         5,000,000         5,103,867
   5.38%, 01/05/04                                                         5,000,000         5,139,986
   5.63%, 09/02/03                                                         1,000,000         1,018,077
  Federal National Mortgage Association
   3.13%, 11/15/03                                                         8,339,000         8,441,346
   5.75%, 04/15/03                                                         5,000,000         5,007,439
  Student Loan Mortgage Association
   1.41%, 02/24/04 MTN                                                     5,000,000         5,000,000
                                                                                       ---------------
TOTAL U.S. GOVERNMENT AND AGENCY
 OBLIGATIONS FIXED RATE NOTES
 (Cost: $76,349,581)                                                                        76,349,581
                                                                                       ---------------
REPURCHASE AGREEMENTS (34.3%)
  Goldman Sachs Tri-Party Repurchase
  Agreement, dated 03/31/03, due 04/01/03,
  with a maturity value of $50,001,708, and an
  effective yield of 1.23%. (Collateralized by: US
  Treasury Note, 3.875%, par value $40,273,000,
  maturing 01/15/09, market value plus accrued
  interest $51,000,634)                                                   50,000,000        50,000,000

   The accompanying notes are an integral part of these financial statements.

                                                                           FACE
                                                                          AMOUNT           VALUE
                                                                       ------------    --------------
  JP Morgan Chase Tri-Party Repurchase
  Agreement, dated 03/31/03, due 04/01/03,
  with a maturity value of $75,002,625, and an
  effective yield of 1.26%. (Collateralized by:
  US Treasury Note, 6.00%, par value
  $36,391,000, maturing 08/15/09; US Treasury
  Bond, 7.125%, par value $26,615,000,
  maturing 02/15/23, market value plus accrued
  interest $76,500,371)                                                $ 75,000,000    $   75,000,000
                                                                                       --------------
TOTAL REPURCHASE AGREEMENTS
(Cost: $125,000,000)                                                                      125,000,000
                                                                                       --------------

SHORT-TERM INVESTMENTS (0.3%)
  Bank of New York Cash Reserve
   (Cost: $934,332)                                                         934,332           934,332

  TOTAL INVESTMENTS
   (Cost: $363,754,607)                                     (99.9%)                       363,754,607
  OTHER ASSETS, LESS LIABILITIES                             (0.1%)                           334,314
                                                                                       --------------
  NET ASSETS                                                 (100%)                    $  364,088,921
                                                                                       ==============

   The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS
E*TRADE MUNICIPAL MONEY MARKET FUND
March 31, 2003

                                                                       FACE
                                                                      AMOUNT             VALUE
                                                                   -------------     -------------
VARIABLE RATE DEMAND NOTES* (88.5%)
     ALABAMA                                              (2.4%)
     Birmingham, Alabama, Special Care Facilities
     Financing Authority, Revenue
     Ascension Health Credit, Series B
      1.15%, 04/02/03                                              $   5,000,000     $   5,000,000
     Jefferson County, Alabama, Sewer Revenue,
     Series A
      1.20%, 04/03/03                                                  3,000,000         3,000,000
     Jefferson County, Alabama, Sewer Revenue,
     Series C
      1.25%, 04/03/03                                                  4,300,000         4,300,000
                                                                                     -------------
                                                                                        12,300,000
                                                                                     -------------
     ARIZONA                                              (1.0%)
     Apache County, Arizona, Industrial
     Development Authority, Industrial
     Development Revenue, Tucson Electric
     Power, 83A
      1.15%, 04/02/03                                                  5,000,000         5,000,000
                                                                                     -------------
     CALIFORNIA                                           (4.3%)
     California, State Department Water
     Reservoirs Powersupply Revenue,
     Series B
      1.15%, 04/01/03                                                  5,500,000         5,500,000
     Irvine, California, Assessment District #93-14
      1.15%, 04/03/03                                                  7,000,000         7,000,000
     Los Angeles County, California, Multifamily
     MTG Revenue, Valencia Housing Project,
     Series C
      1.10%, 04/01/03                                                  6,500,000         6,500,000
     Southern California Metropolitan Water
     District, Waterworks Revenue,
     Series A
      1.05%, 04/03/03                                                  2,400,000         2,400,000
     Southern California Metropolitan Water
     District, Waterworks Revenue,
     Series C
      1.05%, 04/03/03                                                    325,000           325,000
                                                                                     -------------
                                                                                        21,725,000
                                                                                     -------------

* Variable rate securities. The rates shown are current rates on March 31, 2003. Dates shown represent the next interest reset date.

   The accompanying notes are an integral part of these financial statements.

                                                                       FACE
                                                                      AMOUNT             VALUE
                                                                   -------------     -------------
     COLORADO                                             (2.2%)
     Colorado, Postsecondary Educational
     Facilities Authority Revenue, Mullen High
     School Project, Series A
      1.30%, 04/03/03                                              $   1,000,000     $   1,000,000
     Colorado Regional Transportation District,
     Certificates of Participation, Transit Vehicles
     Project, Series A
      1.13%, 04/03/03                                                 10,000,000        10,000,000
                                                                                     -------------
                                                                                        11,000,000
                                                                                     -------------
     DELAWARE                                             (0.4%)
     Delaware State Economic Development
     Authority Revenue, Hospital Billing, Series C
      1.15%, 04/02/03                                                  2,000,000         2,000,000
                                                                                     -------------
     DISTRICT OF COLUMBIA                                 (3.1%)
     District of Columbia, Multimodal, Series A
      1.20%, 04/01/03                                                 13,905,000        13,905,000
     District of Columbia, Revenue, The
     Washington Home, Inc.
      1.20%, 04/03/03                                                  1,900,000         1,900,000
                                                                                     -------------
                                                                                        15,805,000
                                                                                     -------------
     FLORIDA                                              (7.2%)
     Dade County, Florida, Industrial
     Development Revenue, Dolphins Stadium
     Project, Series D
      1.15%, 04/03/03                                                    700,000           700,000
     Dade County, Florida, Industrial
     Development Revenue, Spectrum Programs,
     Inc. Project
      1.20%, 04/03/03                                                    400,000           400,000
     Florida, Housing Financing Agency,
     Multifamily, Hampton Lakes
      1.20%, 04/02/03                                                  1,300,000         1,300,000
     Gulf Breeze, Florida, Revenue, Florida
     Municipal Bond Fund, Series A
      1.18%, 04/03/03                                                  1,000,000         1,000,000
     Indian River County, Florida, Hospital District,
     Hospital Revenue
      1.30%, 04/02/03                                                  4,400,000         4,400,000
     Jacksonville, Florida, Individual Development
     Revenue, Apartment Hotel Project
      1.13%, 04/02/03                                                  1,700,000         1,700,000
     Miami-Dade County, Florida, Individual
     Development Authority Revenue, Dave &
     Mary Alper Community Project
      1.20%, 04/02/03                                                  1,700,000         1,700,000
     Orange County, Florida, Health Facilities
     Authority Revenue, Adventis Health
     Systems/Sunbelt
      1.15%, 04/03/03                                                    500,000           500,000

   The accompanying notes are an integral part of these financial statements.

                                                                       FACE
                                                                      AMOUNT             VALUE
                                                                   -------------     -------------
     Orange County, Florida, Health Facilities
     Authority Revenue, Presbyterian
     Retirement Project
      1.20%, 04/03/03                                              $   2,500,000     $   2,500,000
     Orange County, Florida, Industrial
     Development Authority, Industrial
     Development Revenue, Blood & Tissue
     Services
      1.15%, 04/02/03                                                  5,790,000         5,790,000
     Orange County, Florida, Housing Financial
     Authority, Housing Revenue, Multifamily,
     Smokewood/Sun, Series A
      1.15%, 04/02/03                                                  1,200,000         1,200,000
     Pasco County, Florida, School Board
     Certificates of Participation
      1.15%, 04/03/03                                                  3,500,000         3,500,000
     Sarasota County, Florida, Health Facilities
     Authority Revenue, Health Care Facilities, Bay
     Village Project
      1.20%, 04/03/03                                                  1,300,000         1,300,000
     Sunshine State Governmental Financing
     Commission, Florida Revenue
      1.20%, 04/02/03                                                  4,700,000         4,700,000
     University North Florida Foundation Inc.,
     Revenue
      1.25%, 04/03/03                                                  5,500,000         5,500,000
                                                                                     -------------
                                                                                        36,190,000
                                                                                     -------------
     GEORGIA                                              (6.6%)
     Atlanta, Georgia, Downtown Development
     Authority, Revenue, Underground
     Atlanta Project
      1.14%, 04/03/03                                                  1,500,000         1,500,000
     Cobb County, Georgia, Development
     Authority Educational Facilities Revenue,
     Mount Paran Christian School, Inc. Project
      1.17%, 04/03/03                                                  1,500,000         1,500,000
     Fayette County, Georgia, Development
     Authority, Educational Facilities Revenue,
     Catholic School
      1.17%, 04/03/03                                                  1,500,000         1,500,000
     Fulton County, Georgia, Development
     Authority Revenue, Woodward Academy, Inc.
     Project, Series A
      1.15%, 04/02/03                                                 10,000,000        10,000,000
     Fulton County, Georgia, Development
     Authority Revenue, Lovett School Project
      1.15%, 04/02/03                                                  5,000,000         5,000,000
     Gwinnett County, Georgia, Hospital Authority
     Revenue Anticipatory Certificates, Gwinnett
     Hospital Systems, Inc. Project
      1.15%, 04/02/03                                                  7,000,000         7,000,000

   The accompanying notes are an integral part of these financial statements.

                                                                       FACE
                                                                      AMOUNT             VALUE
                                                                   -------------     -------------
     La Grange, Georgia, Development Authority
     Revenue, La Grange College Project
      1.23%, 04/03/03                                              $   1,500,000     $   1,500,000
     Smyrna, Georgia, Housing Authority,
     Multifamily Housing Revenue, F & M Villages
     Project
      1.15%, 04/02/03                                                    500,000           500,000
     Thomasville, Georgia, Hospital Authority
     Revenue
      1.15%, 04/02/03                                                  5,000,000         5,000,000
                                                                                     -------------
                                                                                        33,500,000
                                                                                     -------------
     ILLINOIS                                             (3.6%)
     Chicago, Illinois, General Obligation, Series B
      1.17%, 04/01/03                                                  2,000,000         2,000,000
     Chicago, Illinois, Sales Tax Revenue
      1.20%, 04/01/03                                                  3,000,000         3,000,000
     Elgin, Illinois, Revenue, Judson College Project
      1.30%, 04/03/03                                                  1,000,000         1,000,000
     Illinois, Development Financing Authority
     Revenue, Jewish Federation Projects
      1.20%, 04/02/03                                                  2,500,000         2,500,000
     Illinois, Development Financing Authority Revenues,
     Museum of Contemporary Art Project
      1.20%, 04/02/03                                                  2,000,000         2,000,000
     Illinois, Educational Facilities Authority
     Revenues, Augustana College
      1.20%, 04/03/03                                                  3,500,000         3,500,000
     Illinois, Educational Facilities Authority
     Revenues, Aurora University
      1.20%, 04/02/03                                                  4,000,000         4,000,000
                                                                                     -------------
                                                                                        18,000,000
                                                                                     -------------
     INDIANA                                              (0.1%)
     Indiana, Health Facility Financing Authority
     Revenue, Ascension Health Credit, Series B
      1.15%, 04/02/03                                                    500,000           500,000
                                                                                     -------------
     IOWA                                                 (1.4%)
     Iowa, Financing Authority, Wellness Facility
     Revenue, Marshalltown Community Project
      1.20%, 04/03/03                                                  7,100,000         7,100,000
                                                                                     -------------
     KENTUCKY                                             (1.4%)
     Boone County, Kentucky, Pollution Control
     Revenue, Cincinnati Gas & Electric Co, Series A
      1.10%, 04/03/03                                                  2,500,000         2,500,000
     Kentucky, Economic Development Financing
     Authority, Health Facilities Revenue, Easter
     Seal Society Project
      1.30%, 04/03/03                                                  2,500,000         2,500,000

   The accompanying notes are an integral part of these financial statements.

                                                                       FACE
                                                                      AMOUNT             VALUE
                                                                   -------------     -------------
     Lexington-Fayette Urban County Government,
     Kentucky, Individual Development Revenue,
     YMCA Central Kentucky, Inc. Project
      1.30%, 04/02/03                                              $   2,000,000     $   2,000,000
                                                                                     -------------
                                                                                         7,000,000
                                                                                     -------------
     LOUISIANA                                            (2.1%)
     Louisiana, Public Facilities Authority Revenue,
     Blood Center PPTYS, Inc. Project
      1.30%, 04/03/03                                                  2,000,000         2,000,000
     Louisiana State University & Agriculture &
     Mechanical College, University Revenues
      1.20%, 04/02/03                                                  8,870,000         8,870,000
                                                                                     -------------
                                                                                        10,870,000
                                                                                     -------------
     MARYLAND                                             (3.0%)
     Baltimore, Maryland, Industrial Development
     Authority, Baltimore Capital Acquisition
      1.15%, 04/02/03                                                 15,050,000        15,050,000
                                                                                     -------------
     MASSACHUSETTS                                        (7.4%)
     Massachusetts State Development Financing
     Agency Revenue, Edgewood Retirement,
     Series A
      1.25%, 04/01/03                                                 16,880,000        16,880,000
     Massachusetts State, Series B
      1.15%, 04/03/03                                                 10,600,000        10,600,000
     Massachusetts State Water Reservoirs
     Authority, Series C
      1.15%, 04/02/03                                                 10,000,000        10,000,000
                                                                                     -------------
                                                                                        37,480,000
                                                                                     -------------
     MICHIGAN                                             (1.5%)
     Detroit, Michigan, Sewage Disposal Revenue,
     Series A
      1.15%, 04/02/03                                                  1,400,000         1,400,000
     Garden City, Michigan, Hospital Financing
     Authority, Hospital Revenue, Garden City
     Hospital, Obligation A
      1.17%, 04/03/03                                                    600,000           600,000
     Green Lake, Michigan, Economic
     Development Corp. Revenue, Interlochen
     Center Apartments Project
      1.15%, 04/02/03                                                  1,100,000         1,100,000
     Jackson County, Michigan, Economic
     Development Corp. Revenue, Spring Arbor
     College Project
      1.20%, 04/03/03                                                    400,000           400,000
     Michigan State Hospital Financing Authority
     Revenue, Covenant Retirement, Series A
      1.15%, 04/03/03                                                    400,000           400,000
     Michigan State Hospital Financing Authority
     Revenue, Hospital Equipment Loan Program,
     Series A
      1.24%, 04/03/03                                                    400,000           400,000

   The accompanying notes are an integral part of these financial statements.

                                                                       FACE
                                                                      AMOUNT             VALUE
                                                                   -------------     -------------
     Michigan State Hospital Financing Authority
     Revenue, Mt. Clemens General Hospital
      1.20%, 04/03/03                                              $     700,000     $     700,000
     Michigan State Housing Development
     Authority, Limited Obligation Revenue, Laurel
     Valley
      1.25%, 04/02/03                                                  1,100,000         1,100,000
     Michigan State Strategic Fund, Limited
     Obligation Revenue, Hope Network Project,
     Series A
      1.20%, 04/03/03                                                    815,000           815,000
     Oakland County, Michigan, Economic
     Development Corp., Limited Obligation
     Revenue, Rochester College Project
      1.25%, 04/03/03                                                    800,000           800,000
                                                                                     -------------
                                                                                         7,715,000
                                                                                     -------------
     MONTANA                                              (0.5%)
     Montana, Facilities Financing Authority
     Revenue, Mission Ridge Project
      1.20%, 04/03/03                                                  2,500,000         2,500,000
                                                                                     -------------
     NEW HAMPSHIRE                                        (0.6%)
     New Hampshire, Health & Education Facilities
     Authority Revenue, Dartmouth Hitchcock
     Obligation, Series A
      1.15%, 04/03/03                                                  3,000,000         3,000,000
                                                                                     -------------
     NEW JERSEY                                           (0.8%)
     Atlantic City, New Jersey, Pooled
     Governmental Loan Program
      1.10%, 04/02/03                                                  1,200,000         1,200,000
     New Jersey, Economic Development
     Authority, School Revenue, Blair Academy
      1.15%, 04/03/03                                                    500,000           500,000
     New Jersey, Health Care Facilities Financing
     Authority Revenue, Series A
      1.15%, 04/03/03                                                  1,400,000         1,400,000
     Salem County, New Jersey, Industrial Pollution
     Control Financing Authority Revenue
      1.10%, 04/01/03                                                  1,000,000         1,000,000
                                                                                     -------------
                                                                                         4,100,000
                                                                                     -------------
     NEW YORK                                             (5.5%)
     New York, Metropolitan Transportation
     Authority, Dedicated Tax Fund, Series B
      1.10%, 04/03/03                                                  8,900,000         8,900,000
     New York, Metropolitan Transportation
     Authority Revenue, Series D
      1.15%, 04/03/03                                                  2,305,000         2,305,000
     New York, New York, General Obligation
      1.15%, 04/02/03                                                  4,800,000         4,800,000

   The accompanying notes are an integral part of these financial statements.

                                                                       FACE
                                                                      AMOUNT             VALUE
                                                                   -------------     -------------
     New York State Housing Financing Agency
     Revenue, 10 Liberty Street
      1.10%, 04/02/03                                              $   5,300,000     $   5,300,000
     New York, New York, City Transitional
     Financing Authority Revenue, Series A
      1.13%, 04/02/03                                                  6,400,000         6,400,000
                                                                                     -------------
                                                                                        27,705,000
                                                                                     -------------
     NORTH CAROLINA                                       (3.0%)
     North Carolina, Educational Facilities
     Financing Agency Revenue, Guilford College
      1.20%, 04/02/03                                                  4,385,000         4,385,000
     North Carolina, Medical Care Community,
     Hospital Revenue, Duke University Hospital
     Project, Series A
      1.27%, 04/03/03                                                 10,000,000        10,000,000
     North Carolina, Medical Care Community, Health
     Care Facilities Revenue, Grace Hospital, Inc.
      1.17%, 04/03/03                                                  1,000,000         1,000,000
                                                                                     -------------
                                                                                        15,385,000
                                                                                     -------------
     OHIO                                                 (1.4%)
     Athens County, Ohio, Port Authority,
     Housing Revenue, University Housing for
     Ohio, Inc. Project
      1.20%, 04/03/03                                                  2,000,000         2,000,000
     Ohio State Higher Educational Facilities
     Community Revenue, Series A
      1.30%, 04/03/03                                                  2,500,000         2,500,000
     Ohio State Higher Educational Facilities
     Community Revenue, Series C
      1.30%, 04/03/03                                                  1,000,000         1,000,000
     Stark County, Ohio, Port Authority Revenue,
     Community Action Agency Project
      1.30%, 04/03/03                                                  1,500,000         1,500,000
                                                                                     -------------
                                                                                         7,000,000
                                                                                     -------------
     PENNSYLVANIA                                         (3.4%)
     Allentown, Pennsylvania, Area Hospital
     Authority, Revenue, Sacred Heart Hospital,
     Series B
      1.20%, 04/03/03                                                     95,000            95,000
     Dauphin County, Pennsylvania General
     Authority, Education and Health, Loan Program
      1.23%, 04/01/03                                                  5,000,000         5,000,000
     Delaware Valley, Pennsylvania, Regional
     Financing Authority, Local Government
     Revenue, Mode 1
      1.15%, 04/02/03                                                    800,000           800,000
     Emmaus, Pennsylvania, General Authority
     Revenue, PA Loan Program, Series A
      1.15%, 04/03/03                                                  6,900,000         6,900,000
     Erie County, Pennsylvania, Hospital Authority
     Revenue, Union City Memorial Hospital
      1.20%, 04/03/03                                                    100,000           100,000

   The accompanying notes are an integral part of these financial statements.

                                                                       FACE
                                                                      AMOUNT             VALUE
                                                                   -------------     -------------
     Pennsylvania State Higher Educational
     Facilities Authority Revenue, University of
     Pennsylvania, Health Services, Series B
      1.20%, 04/03/03                                              $     800,000     $     800,000
     Pennsylvania State Public School Building
     Authority, School Revenue, Parkland School
     District, Series D
      1.20%, 04/02/03                                                  1,800,000         1,800,000
     Pennsylvania State Turnpike, Community
     Turnpike Revenue, Series U
      1.15%, 04/03/03                                                    800,000           800,000
     Washington County, Pennsylvania, Authority
     Lease Revenue, Higher Education Pooled
     Equipment Lease
      1.25%, 04/02/03                                                    800,000           800,000
                                                                                     -------------
                                                                                        17,095,000
                                                                                     -------------
     SOUTH CAROLINA                                       (3.3%)
     Piedmont, South Carolina, Municipal Power
     Agency, Electric Revenue, Series B
      1.10%, 04/02/03                                                 15,000,000        15,000,000
     South Carolina State Public Service Authority
     Revenue
      1.21%, 04/01/03                                                  1,500,000         1,500,000
                                                                                     -------------
                                                                                        16,500,000
                                                                                     -------------
     TENNESSEE                                            (6.4%)
     Blount County, Tennessee, Public Building
     Authority, Series A
      1.15%, 04/03/03                                                  1,900,000         1,900,000
     Chattanooga, Tennessee, Health Educational
     & Housing Facilities Board, Revenue Baylor
     School Project
      1.15%, 04/02/03                                                  2,500,000         2,500,000
     Clarksville, Tennessee, Public Building
     Authority Revenue, Pooled Financing,
     Tennessee Municipal Bond Fund
      1.15%, 04/01/03                                                  7,620,000         7,620,000
     Memphis-Shelby County, Tennessee,
     Industrial Development Board Revenue,
     YMCA Projects
      1.15%, 04/03/03                                                  9,000,000         9,000,000
     Nashville & Davidson County Metropolitan
     Government, Tennessee, Individual
     Development Board Revenue, Multifamily
     Housing, Spinnaker
      1.10%, 04/02/03                                                 11,405,000        11,405,000
                                                                                     -------------
                                                                                        32,425,000
                                                                                     -------------
     TEXAS                                                (4.4%)
     Harris County, Houston, Texas, Sports
     Authority, SPL Revenue, JR Lien, Rodeo
     Series C
      1.20%, 04/03/03                                                 10,000,000        10,000,000

   The accompanying notes are an integral part of these financial statements.

                                                                       FACE
                                                                      AMOUNT             VALUE
                                                                   -------------     -------------
     Mesquite, Texas, Independent School District
      1.15%, 04/03/03                                              $   3,000,000     $   3,000,000
     Texas Small Business Industrial Development
     Corp., Industrial Development Revenue
      1.25%, 04/02/03                                                  9,000,000         9,000,000
                                                                                     -------------
                                                                                        22,000,000
                                                                                     -------------
     VERMONT                                              (0.7%)
     Vermont State Student Assistance Corp,
     Student Loan Revenue
      1.10%, 04/07/03                                                  3,500,000         3,500,000
                                                                                     -------------
     VIRGINIA                                             (4.6%)
     Loudoun County, Virginia, Industrial
     Development Authority Revenue, Howard
     Hughes Medical Center, Series A
      1.13%, 04/02/03                                                  8,000,000         8,000,000
     Loudoun County, Virginia, Industrial
     Development Authority Revenue, Howard
     Hughes Medical Center, Series B
      1.10%, 04/03/03                                                 15,000,000        15,000,000
                                                                                     -------------
                                                                                        23,000,000
                                                                                     -------------
     WEST VIRGINIA                                        (1.3%)
     West Virginia State Hospital Financing Authority
     Revenue, Camden Clark Hospital, Series A
      1.25%, 04/02/03                                                  6,500,000         6,500,000
                                                                                     -------------
     WISCONSIN                                            (4.9%)
     Oak Creek, Wisconsin, Pollution Control
     Revenue, Wisconsin Electric Power Co. Project
      1.45%, 04/02/03                                                  1,000,000         1,000,000
     Pleasant Prairie, Wisconsin, Pollution,
     Wisconsin Electric Power Co., Series A
      1.45%, 04/03/03                                                  3,410,000         3,410,000
     Pleasant Prairie, Wisconsin, Pollution,
     Wisconsin Electric Power Co., Series B
      1.45%, 04/03/03                                                 11,150,000        11,150,000
     Whitewater, Wisconsin, Industrial Development
     Revenue, MacLean Fogg Co, Project
      1.25%, 04/02/03                                                    500,000           500,000
     Wisconsin State Health & Educational Facilities
     Authority Revenue, Marquette Dental Facilities,
     Series B
      1.20%, 04/03/03                                                  8,750,000         8,750,000
                                                                                     -------------
                                                                                        24,810,000
                                                                                     -------------
TOTAL VARIABLE RATE DEMAND NOTES
 (Cost: $446,755,000)                                                                  446,755,000
                                                                                     -------------

   The accompanying notes are an integral part of these financial statements.

                                                                       FACE
                                                                      AMOUNT             VALUE
                                                                   -------------     -------------
MUNICIPAL BONDS (10.1%)
     FLORIDA                                              (0.1%)
     Orlando, Florida, Community Redevelopment
     Agency, Tax Increment Revenue, Drive
     Universal Blvd., AMBAC
      3.00%, 04/01/03                                              $     500,000     $     500,000
                                                                                     -------------
     ILLINOIS                                             (2.0%)
     Chicago, Illinois, General Obligation
      1.22%, 01/07/04                                                 10,000,000        10,000,000
                                                                                     -------------
     MARYLAND                                             (1.5%)
     Maryland State Community Development
     Administration, Department of Housing &
     Community Development, Series D
      1.20%, 12/18/03                                                  7,980,000         7,980,000
                                                                                     -------------
     NEW YORK                                             (1.0%)
     Buffalo, New York, FGIC
      2.50%, 06/27/03                                                  2,000,000         2,004,599
     New York State, Series B
      1.50%, 08/07/03                                                  3,000,000         3,000,000
                                                                                     -------------
                                                                                         5,004,599
                                                                                     -------------
     TEXAS                                                (3.5%)
     Pasadena, Texas, Independent School
     District, Series A
      1.35%, 04/01/04                                                  5,200,000         5,200,000
     Texas State Tax and Revenue Anticipatory
     Notes
      2.75%, 08/29/03                                                 12,500,000        12,565,950
                                                                                     -------------
                                                                                        17,765,950
                                                                                     -------------
     UTAH                                                 (2.0%)
     Utah, Intermountain Power Agency, Power
     Supply Revenue, Series E
      1.00%, 09/15/03                                                 10,000,000        10,000,000
                                                                                     -------------
TOTAL MUNICIPAL BONDS
 (Cost: $51,250,549)                                                                    51,250,549
                                                                                     -------------

   The accompanying notes are an integral part of these financial statements.

                                                                       FACE
                                                                      AMOUNT             VALUE
                                                                   -------------     -------------
COMMERCIAL PAPER (2.2%)
     Utah, Intermountain Power Agency, Series B
      1.00%, 08/15/03                                              $  11,000,000     $  11,000,000
                                                                                     -------------
TOTAL COMMERCIAL PAPER
 (Cost: $11,000,000)                                                                    11,000,000
                                                                                     -------------
     TOTAL INVESTMENTS
      (Cost: $509,005,549)                              (100.8%)                       509,005,549
     LIABILITIES IN EXCESS OF OTHER ASSETS               (-0.8%)                        (4,117,908)
                                                                                     -------------
     NET ASSETS                                         (100.0%)                     $ 504,887,641
                                                                                     =============

Glossary:

AMBAC -- AMBAC Assurance Corporation
FGIC -- Financial Guaranty Insurance Co.

   The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS
E*TRADE CALIFORNIA MUNICIPAL MONEY MARKET FUND
March 31, 2003

                                                                       FACE
                                                                      AMOUNT             VALUE
                                                                   -------------     -------------
VARIABLE RATE DEMAND NOTES* (93.9%)
     CALIFORNIA                                          (93.8%)
     Alameda County, California, Industrial
     Development Authority Revenue, Arlen Ness
     Enterprises Project, AMT
      1.25%, 04/03/03                                              $   2,700,000     $   2,700,000
     Alameda, Contra Costa, California, Schools
     Financing Authority Certificates of
     Participation, Capital Improvement Financing
     Projects, Series C
      1.25%, 04/03/03                                                  3,800,000         3,800,000
     Alameda, Contra Costa, California, Schools
     Financing Authority Certificates of
     Participation, Series K
      1.30%, 04/03/03                                                 10,700,000        10,700,000
     Berkeley, California, Revenue, Berkeley YMCA
      1.15%, 04/03/03                                                  9,000,000         9,000,000
     California Educational Facilities Authority
     Revenue, Saint Mary's College, Series B
      1.15%, 04/03/03                                                  4,650,000         4,650,000
     California Health Facilities Financing Authority
     Revenue, Adventist Health Systems, Series B
      1.10%, 04/03/03                                                  8,070,000         8,070,000
     California Health Facilities Financing Authority
     Revenue, Catholic Healthcare, Series C
      1.15%, 04/02/03                                                 15,200,000        15,200,000
     California Housing Financing Agency Revenue,
     Series M, AMT
      1.11%, 04/03/03                                                  2,800,000         2,800,000
     California Infrastructure & Economic
     Development Bank, Revenue Independent
     Systems Operator Corp., Project C
      1.10%, 04/02/03                                                 10,000,000        10,000,000
     California Pollution Control Financing
     Authority, Pollution Control Revenue,
     Resource Recovery, Wadham Energy,
     Series C, AMT
      1.15%, 04/02/03                                                  1,175,000         1,175,000
     California Pollution Control Financing
     Authority, Solid Waste Disposal Revenue, Blue
     Line Transfer Inc., Series A, AMT
      1.20%, 04/02/03                                                  4,910,000         4,910,000

* Variable rate securities. The rates shown are current rates on March 31, 2003. Dates shown represent the next interest reset date.

   The accompanying notes are an integral part of these financial statements.

                                                                       FACE
                                                                      AMOUNT             VALUE
                                                                   -------------     -------------
     California Pollution Control Financing
     Authority, Solid Waste Disposal Revenue,
     Browing Ferris Industries, Series A, AMT
      1.15%, 04/02/03                                              $   4,500,000     $   4,500,000
     California Pollution Control Financing
     Authority, Solid Waste Disposal Revenue, New
     United Motor Manufacturing, Series A
      1.20%, 04/03/03                                                  2,900,000         2,900,000
     California, State Department of Water
     Resource Recovery, Power Supply Revenue,
     Series B-6
      1.15%, 04/01/03                                                  7,000,000         7,000,000
     California, State Department of Water
     Resource Recovery, Power Supply Revenue,
     Series C-8
      1.15%, 04/03/03                                                 10,000,000        10,000,000
     California State Economic Development Financing
     Authority, Industrial Development Revenue, Boyd
     Furniture Co, Inc., Project, AMT
      1.25%, 04/02/03                                                  4,315,000         4,315,000
     California State Economic Development
     Financing Authority, Industrial Development
     Revenue, Scientific Specialties Project, AMT
      1.15%, 04/02/03                                                  1,990,000         1,990,000
     California Statewide, Communities
     Development Authority, Industrial
     Development Revenue, American Modular
     Systems Project, Series A, AMT
      1.40%, 04/03/03                                                  3,200,000         3,200,000
     California Statewide, Communities Development
     Authority, Industrial Development Revenue, Del
     Mesa Farms Project, Series A, AMT
      1.20%, 04/03/03                                                  7,200,000         7,200,000
     California Statewide, Communities
     Development Authority, Multifamily Revenue,
     Plaza Club Apartments, Project A, AMT
      1.16%, 04/03/03                                                  4,500,000         4,500,000
     California Statewide, Communities
     Development Authority, Multifamily Revenue,
     IAC Project, Series W-3, AMT
      1.20%, 04/02/03                                                  5,600,000         5,600,000
     California Statewide, Communities Development
     Corp., Certificates of Participation, Covenant
     Retirement Communities
      1.15%, 04/03/03                                                  6,350,000         6,350,000
     California Transportation Financing Authority
      1.20%, 04/02/03                                                  3,000,000         3,000,000
     Contra Costa County, California, Multifamily
     Housing Revenue, Camara Circle Apartments,
     Series A, AMT
      1.15%, 04/03/03                                                  1,800,000         1,800,000

   The accompanying notes are an integral part of these financial statements.

                                                                        FACE
                                                                       AMOUNT         VALUE
                                                                    ------------  -------------
           East Bay, California, Municipal Utility District,
           Water Systems Revenue
            1.05%, 04/02/03                                         $ 10,000,000  $  10,000,000
           Emeryville, California, Redevelopment
           Agency, Multifamily Housing Revenue,
           Baystreet Apartments, Series A, AMT
            1.16%, 04/03/03                                            5,000,000      5,000,000
           Fremont, California, Certificates of Participation,
           Capital Improvement Financing Project
            1.20%, 04/03/03                                            9,000,000      9,000,000
           Grant, California, Joint Union High School
           District, Certificates of Participation, School
           Faculty Bridge Funding Program
            1.15%, 04/03/03                                            2,000,000      2,000,000
           Grant, California, Joint Union High School
           District, Certificates of Participation, School
           Faculty Bridge Funding Program, AMT
            1.15%, 04/03/03                                            1,800,000      1,800,000
           Hayward, California, Multifamily, Housing
           Revenue, Timbers Apartments, Series A
            1.16%, 04/03/03                                            4,500,000      4,500,000
           Hemet, California, Multifamily, Housing Revenue,
           Sunwest Retirement, Series A
            1.15%, 04/03/03                                            3,500,000      3,500,000
           Irvine, California, Assessment District # 93-14
            1.10%, 04/01/03                                            9,000,000      9,000,000
           Kern County, California, Certificates of
           Participation, Kern Public Facilities Project,
           Series A
            1.10%, 04/02/03                                            1,200,000      1,200,000
           Kern County, California, Certificates of
           Participation, Kern Public Facilities Project,
           Series B
            1.10%, 04/02/03                                            6,000,000      6,000,000
           Kern County, California, Certificates of Participation,
           Kern Public Facilities Project, Series D
            1.10%, 04/02/03                                            2,700,000      2,700,000
           Livermore, California, Certificates of
           Participation
            1.20%, 04/03/03                                            6,150,000      6,150,000
           Los Angeles, California, Community Redevelopment
           Agency, Multifamily Housing Revenue, Academy
           Village Apartments, Series A, AMT
            1.15%, 04/03/03                                            9,000,000      9,000,000
           Los Angeles, California, Multifamily Revenue,
           Watts / Athens Apartments, Series A, AMT
            1.15%, 04/03/03                                            4,300,000      4,300,000
           Los Angeles, California, Water and Power
           Revenue, Power Systems, Series A-2
            1.10%, 04/03/03                                            4,000,000      4,000,000
           Los Angeles, California, Water and Power
           Revenue, Power Systems, Series A-4
            1.10%, 04/03/03                                            3,600,000      3,600,000

   The accompanying notes are an integral part of these financial statements.

                                                                        FACE
                                                                       AMOUNT         VALUE
                                                                    ------------  -------------
           Los Angeles, California, Water and Power
           Revenue, Power Systems, Series A-5
            1.10%, 04/03/03                                         $  9,900,000  $   9,900,000
           Los Angeles, California, Water and Power
           Revenue, Power Systems, Series A-6
            1.10%, 04/03/03                                            4,600,000      4,600,000
           Los Angeles, California, Water and Power
           Revenue, Power Systems, Series B-2
            1.10%, 04/01/03                                            3,900,000      3,900,000
           Los Angeles County, California, Metropolitan
           Transportation Authority, Sales Tax Revenue
            1.14%, 04/03/03                                            7,800,000      7,800,000
           Los Angeles County, California, Multifamily
           MTG Revenue, Valencia Housing Project,
           Series C
            1.10%, 04/01/03                                            1,400,000      1,400,000
           Metropolitan Water District, Southern California,
           Waterworks Revenue, Series A
            1.05%, 04/03/03                                            3,600,000      3,600,000
           Milpitas, California, Multifamily Revenue,
           Crossing at Montauge, Series A, AMT
            1.15%, 04/03/03                                            4,500,000      4,500,000
           Orange County, California, Apartment
           Development Revenue, Series A
            1.10%, 04/03/03                                            4,500,000      4,500,000
           Orange County, California, Housing Authority,
           Apartment Development Revenue, Oasis
           Martinique, Series I
            1.14%, 04/03/03                                           10,800,000     10,800,000
           Rancho, California, Water District Financing
           Authority, Revenue, Series B
            1.10%, 04/02/03                                           12,000,000     12,000,000
           Sacramento County, California, Housing
           Authority, Multifamily Housing Revenue,
           Chesapeake Commons, Series C
            1.16%, 04/03/03                                            4,500,000      4,500,000
           San Bernardino, California, Redevelopment
           Agency, Multifamily Housing Revenue, Silver
           Woods Apartments Project, AMT
            1.16%, 04/03/03                                            6,300,000      6,300,000
           San Bernardino County, California, Certificates
           of Participation, Medical Center Financing
           Project, AMT
            1.11%, 04/03/03                                            9,000,000      9,000,000
           San Francisco, California, City & County
           Redevelopment Agency, Multifamily Revenue,
           Series D, AMT
            1.25%, 04/03/03                                            2,600,000      2,600,000
           San Jose, California, Multifamily Housing
           Revenue, Almaden Lake Village Apartments,
           Series A, AMT
            1.16%, 04/03/03                                            4,100,000      4,100,000

   The accompanying notes are an integral part of these financial statements.

                                                                        FACE
                                                                       AMOUNT         VALUE
                                                                    ------------  -------------
           San Jose, California, Multifamily Housing
           Revenue, Siena
            1.15%, 04/03/03                                         $ 12,100,000  $  12,100,000
           Santa Clara, California, Electric Revenue,
           Series B
            1.10%, 04/03/03                                            4,000,000      4,000,000
           Santa Clara County, El Camino California
           Hospital District, Hospital Facilities Authority
           Revenue, Medical Center Project, Series A
            1.65%, 04/01/03                                           10,100,000     10,100,000
           Santa Clara County, El Camino California
           Hospital District, Hospital Facilities Authority
           Revenue, Medical Center Project, Series B
            1.65%, 04/01/03                                            7,020,000      7,020,000
           Southern California Metropolitan Water
           District, Waterworks Revenue, Series B
            1.10%, 04/02/03                                            7,300,000      7,300,000
           Southern California Metropolitan Water
           District, Waterworks Revenue, Series C
            1.05%, 04/01/03                                            1,600,000      1,600,000
           South Placer, Wastewater Authority,
           California, Water Revenue, Series B
            1.10%, 04/03/03                                           20,000,000     20,000,000
           Southern California, Public Power Authority,
           Transmission Project Revenue
            1.10%, 04/02/03                                           10,800,000     10,800,000
           Southern California, Public Power Authority,
           Transmission Project Revenue, Series A
            1.10%, 04/02/03                                            9,600,000      9,600,000
           Southern California, Public Power Authority,
           Transmission Project Revenue, Series B
            1.10%, 04/02/03                                            5,000,000      5,000,000
           Triunfo, California, County Sanitation District
           Revenue
            1.30%, 04/02/03                                            1,800,000      1,800,000
           Vallejo, California, Certificates of Participation,
           2001 Golf Course Facilities Financing
            1.20%, 04/03/03                                            4,450,000      4,450,000
           Vallejo, California, Water Revenue, Series A
            1.25%, 04/02/03                                            4,500,000      4,500,000
           West Basin, California, Municipal Water
           District Revenue, Certificates of Participation,
           Phase III Recycled Water, Series A
            1.40%, 04/02/03                                           13,300,000     13,300,000
           Yucaipa, California, Calimesa Joint Union School
           District, Certificates of Participation, Series A
            1.15%, 04/02/03                                            7,000,000      7,000,000
                                                                                  -------------
                                                                                    425,180,000
                                                                                  =============

   The accompanying notes are an integral part of these financial statements.

                                                                        FACE
                                                                       AMOUNT         VALUE
                                                                    ------------  -------------
          PUERTO RICO                                       (0.1%)
           Puerto Rico Commonwealth, Highway &
           Transportation Authority, Transportation
           Revenue, Series A
            1.10%, 04/03/03                                         $    400,000  $     400,000
                                                                                  -------------
TOTAL VARIABLE RATE DEMAND NOTES
 (Cost: $425,580,000)                                                               425,580,000
                                                                                  -------------
MUNICIPAL BONDS (4.8%)
           California, School Cash Reserve Program,
           Authority, Series A, AMBAC
            3.00%, 07/03/03                                              900,000        903,000
           Los Angeles, California, Series A
            2.50%, 09/01/03                                            5,900,000      5,927,950
           Los Angeles, California, Community
           Redevelopment Agency, Multifamily Housing
           Revenue, Pico Union Apartments, GNMA
            1.25%, 06/16/03                                            5,635,000      5,635,000
           Los Angeles County, California, Tax &
           Revenue Anticipatory Notes, Series A
            3.00%, 06/30/03                                            9,300,000      9,335,570
                                                                                  -------------
TOTAL MUNICIPAL BONDS
 (Cost: $21,801,520)                                                                 21,801,520
                                                                                  -------------
COMMERCIAL PAPER (1.0%)
           Los Angeles, California, Department of
           Airports, Series B
            0.90%, 08/15/03                                            4,300,000      4,300,000
                                                                                  -------------
TOTAL COMMERCIAL PAPER
 (Cost: $4,300,000)                                                                   4,300,000
                                                                                  -------------
           TOTAL INVESTMENTS
            (Cost: $451,681,520)                           (99.7%)                  451,681,520
           OTHER ASSETS, LESS LIABILITIES                   (0.3%)                    1,325,312
                                                                                  -------------
           NET ASSETS                                     (100.0%)                $ 453,006,832
                                                                                  =============

Glossary:

AMBAC -- AMBAC Assurance Corporation
AMT -- Alternate Minimum Tax (subject to)
GNMA -- Government National Mortgage Association

   The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS
E*TRADE NEW YORK MUNICIPAL MONEY MARKET FUND
March 31, 2003

                                                                        FACE
                                                                       AMOUNT         VALUE
                                                                    ------------  -------------
VARIABLE RATE DEMAND NOTES* (87.1%)
           Albany, New York, Individual Development
           Agency Civic Facility Revenue, University
           Albany Foundation Student, Series A
            1.10%, 04/03/03                                         $    600,000  $     600,000
           Albany, New York, Individual Development Agency
           Revenue, AMT, Davies Office Refurbishing
            1.20%, 04/02/03                                            1,000,000      1,000,000
           Hempstead, New York, Individual
           Development Agency Revenue, AMT, Nassau
           Energy
            1.20%, 04/02/03                                            5,200,000      5,200,000
           Long Island Power Authority Electric System
           Revenue, Series 2, Subseries 2A
            1.10%, 04/02/03                                            3,500,000      3,500,000
           Long Island Power Authority Electric System
           Revenue, Subseries 1A
            1.55%, 04/02/03                                            3,000,000      3,000,000
           Long Island Power Authority Electric System
           Revenue, Subseries 3A
            1.15%, 04/02/03                                            1,400,000      1,400,000
           Metropolitan Transportation Authority New
           York Dedicated Tax Series B
            1.10%, 04/03/03                                            1,600,000      1,600,000
           Metropolitan Transportation Authority New
           York Revenue, Series D2
            1.15%, 04/03/03                                            4,200,000      4,200,000
           New York Housing Development Corp., Multifamily
           Rent Housing Revenue Parkgate Development,
           Series A
            1.10%, 04/02/03                                            1,400,000      1,400,000
           New York State, GO Series H, Subseries H-4
            1.15%, 04/02/03                                            1,400,000      1,400,000
           New York State, GO Subseries A-6
            1.10%, 04/02/03                                            3,830,000      3,830,000
           New York State, GO Subseries B9
            1.15%, 04/02/03                                              700,000        700,000
           New York State, GO Subseries C-4
            1.10%, 04/02/03                                            3,500,000      3,500,000
           New York State, GO Subseries J3
            1.15%, 04/02/03                                            3,300,000      3,300,000
           New York State, GO 1993 Series B
            1.20%, 04/01/03                                            2,750,000      2,750,000

* Variable rate securities. The rates shown are current rates on March 31, 2003. Dates shown represent the next interest reset date.

   The accompanying notes are an integral part of these financial statements.

                                                                        FACE
                                                                       AMOUNT         VALUE
                                                                    ------------  -------------
           New York State, New York City Cultural
           Resources Revenue Asia Society
            1.10%, 04/03/03                                         $    200,000  $     200,000
           New York State, New York City Transitional
           Finance Authorities Revenue Future Tax Secured,
           Series A
            1.20%, 04/02/03                                              100,000        100,000
           New York State, New York City Housing
           Development Corp, Multifamily Revenue
           Nelson Ave. Apts, Series A, AMT
            1.15%, 04/02/03                                              700,000        700,000
           New York State Dormitory Authority Revenue
           Cornell University, Series A
            1.10%, 04/03/03                                            4,100,000      4,100,000
           New York State Dormitory Authority Revenue
           New York Public Library, Series A
            1.10%, 04/02/03                                            3,200,000      3,200,000
           New York State Housing Finance Agency
           Revenue Housing 10 Liberty St
            1.10%, 04/02/03                                            4,700,000      4,700,000
           New York State Housing Finance Agency
           Revenue Hospital For Special Surgery Staff,
           Series A
            1.15%, 04/02/03                                            1,600,000      1,600,000
           New York State Housing Finance Agency
           Revenue, AMT, South Cove Plaza, Series A
            1.25%, 04/02/03                                            1,410,000      1,410,000
           New York State Housing Finance Agency
           Revenue, AMT, Tribeca, Series A
            1.15%, 04/02/03                                            4,400,000      4,400,000
           New York State Housing Finance Agency Revenue
           Worth Street Housing, Series A, AMT
            1.40%, 04/02/03                                            5,000,000      5,000,000
           New York State Housing Finance Agency
           Revenue Normandie CT I Project
            1.10%, 04/02/03                                            2,100,000      2,100,000
           New York State Energy Research &
           Development Electric Facilities Revenue Long
           Island Lighting Co., Series A, AMT
            1.20%, 04/02/03                                            2,200,000      2,200,000
           New York State Energy Research &
           Development Pollution Control Rev Annual
           Tender, New York State Electric & Gas
            1.12%, 04/02/03                                            2,000,000      2,000,000
           New York State Housing Finance Agency
           Revenue E. 39th St. Housing, AMT
            1.15%, 04/02/03                                            4,800,000      4,800,000
           New York State Local Assistance Corp. Series B
            1.10%, 04/02/03                                            5,500,000      5,500,000

   The accompanying notes are an integral part of these financial statements.

                                                                        FACE
                                                                       AMOUNT         VALUE
                                                                    ------------  -------------
           New York State, New York City Housing
           Development Corp. Multifamily Rent Housing
           Revenue, Related Carnegie Park, Series A
            1.10%, 04/02/03                                         $  1,000,000  $   1,000,000
           New York State, New York City Transitional
           Finance Authorities Revenue, Future Tax
           Secured, Series A
            1.20%, 04/02/03                                            4,000,000      4,000,000
           New York State, New York City Transitional
           Finance Authorities Revenue Future Tax
           Secured, Series A-2
            1.12%, 04/02/03                                            4,000,000      4,000,000
           Niagara County, New York Industrial
           Development Agency Civic Facility Revenue
           NYSARC, Inc., Series A
            1.25%, 04/03/03                                            2,900,000      2,900,000
           Otsego County, New York Industrial Development
           Agency, Civic Facilities Revenue Noonan
           Community Services Corp. Project, Series A
            1.15%, 04/03/03                                            2,100,000      2,100,000
           Schoharie County, New York Industrial
           Development Agency, Civic Facility Revenue
           Bassett Hospital Project, Series A
            1.25%, 04/03/03                                            1,600,000      1,600,000
           St. Lawrence County, New York Industrial
           Development Agency, Reynolds Metals Co.,
           Project, AMT
            1.21%, 04/02/03                                              700,000        700,000
           Triborough Bridge & Tunnel Authority, New
           York Series C
            1.10%, 04/03/03                                            2,500,000      2,500,000
           Triborough Bridge & Tunnel Authority, New
           York, Special Obligation Series B
            1.12%, 04/02/03                                            2,400,000      2,400,000
                                                                                  -------------
TOTAL VARIABLE RATE DEMAND NOTES
 (Cost: $100,590,000)                                                              100,590,000
                                                                                  -------------
MUNICIPAL BONDS (8.6%)
           Buffalo, New York, FGIC
            2.50%, 06/27/03                                            2,100,000      2,104,829
           Connetquot Century School District,
           New York, Islip, Tax Anticipatory Notes
            2.375%, 06/27/03                                           2,300,000      2,304,451
           Nassau County, New York State, GO Series C
            5.125%, 01/01/04                                           2,430,000      2,503,887
           New York State, GO Series B
            1.50%, 08/07/03                                            2,600,000      2,600,000
           New York State, Prerefunded, Series B
            5.75%, 08/15/03                                              400,000        412,459
                                                                                  -------------
 TOTAL MUNICIPAL BONDS
  (Cost: $9,925,626)                                                                  9,925,626
                                                                                  -------------

    The accompanying notes are an integral part of these financial statements

                                                                        FACE
                                                                       AMOUNT         VALUE
                                                                    ------------  ------------
COMMERCIAL PAPER (3.8%)
           New York State Power Authorities Series 2
             1.00%, 6/12/03                                         $  4,400,000  $   4,400,000
                                                                                  -------------
TOTAL COMMERCIAL PAPER
 (Cost: $4,400,000)                                                                   4,400,000
                                                                                  -------------
           TOTAL INVESTMENTS                               (99.5%)
           (Cost: $114,915,626)                                                     114,915,626
           OTHER ASSETS, LESS LIABILITIES                   (0.5%)                      520,171
                                                                                  -------------
  NET ASSETS                                              (100.0%)                $ 115,435,797
                                                                                  =============

Glossary:

AMT -- Alternative Minimum Tax (subject to)
FGIC -- Financial Guaranty Insurance Co.
GO -- General Obligation

   The accompanying notes are an integral part of these financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2003

                                                                 MONEY MARKET
                                                                     FUND
                                                               -----------------
ASSETS
Investments - at value (Cost: $5,903,153,899, $363,754,607,
 $509,005,549, $451,681,520 and $114,915,626 respectively)     $   5,903,153,899
Cash                                                                          --
Interest receivable                                                   12,358,650
Due from advisor                                                       3,584,541
                                                               -----------------
    TOTAL ASSETS                                                   5,919,097,090
                                                               -----------------
LIABILITIES
Payable for investment securities purchased                                   --
Distributions to shareholders                                          1,684,055
Distribution fee                                                       2,970,140
Accrued shareholder servicing fee                                      1,237,558
Accrued advisory fee                                                   3,157,041
Accrued administration fee                                             1,085,399
Accrued other expenses                                                   835,988
                                                               -----------------
    TOTAL LIABILITIES                                                 10,970,181
                                                               -----------------

TOTAL NET ASSETS                                               $   5,908,126,909
                                                               =================
NET ASSETS CONSIST OF:
Paid-in Capital                                                    5,908,076,963
Net realized gain on investments                                          49,946
                                                               -----------------
TOTAL NET ASSETS                                               $   5,908,126,909
                                                               =================
SHARES OUTSTANDING (UNLIMITED AUTHORIZED,
 PAR VALUE $.01)                                                   5,908,076,963
                                                               =================
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
 PRICE PER SHARE                                               $            1.00
                                                               =================

   The accompanying notes are an integral part of these financial statements.

                                                                  GOVERNMENT       MUNICIPAL       CALIFORNIA         NEW YORK
                                                                 MONEY MARKET    MONEY MARKET    MUNICIPAL MONEY  MUNICIPAL MONEY
                                                                     FUND            FUND          MARKET FUND      MARKET FUND
                                                               ---------------  ---------------  ---------------  ---------------
ASSETS
Investments - at value (Cost: $5,903,153,899, $363,754,607,
 $509,005,549, $451,681,520 and $114,915,626 respectively)     $   363,754,607  $   509,005,549  $   451,681,520  $   114,915,626
Cash                                                                        --          880,462        1,220,156          513,002
Interest receivable                                                    853,918          788,358          718,216          253,030
Due from advisor                                                       206,756          457,316          617,484          240,768
                                                               ---------------  ---------------  ---------------  ---------------
    TOTAL ASSETS                                                   364,815,281      511,131,685      454,237,376      115,922,426
                                                               ---------------  ---------------  ---------------  ---------------
LIABILITIES
Payable for investment securities purchased                                 --        5,200,000               --               --
Distributions to shareholders                                           74,882           79,075           99,524           23,478
Distribution fee                                                       153,106          210,279          191,672           48,117
Accrued shareholder servicing fee                                       76,553          105,139          137,884          111,173
Accrued advisory fee                                                   204,182          274,001          253,223           61,604
Accrued administration fee                                              52,667          218,169          316,525           77,006
Accrued other expenses                                                 164,970          157,381          231,716          165,251
                                                               ---------------  ---------------  ---------------  ---------------
    TOTAL LIABILITIES                                                  726,360        6,244,044        1,230,544          486,629
                                                               ---------------  ---------------  ---------------  ---------------

TOTAL NET ASSETS                                               $   364,088,921  $   504,887,641  $   453,006,832  $   115,435,797
                                                               ===============  ===============  ===============  ===============
NET ASSETS CONSIST OF:
Paid-in Capital                                                    364,088,921      504,887,641      453,006,832      115,435,797
Net realized gain on investments                                            --               --               --               --
                                                               ---------------  ---------------  ---------------  ---------------
TOTAL NET ASSETS                                               $   364,088,921  $   504,887,641  $   453,006,832  $   115,435,797
                                                               ===============  ===============  ===============  ===============
SHARES OUTSTANDING (UNLIMITED AUTHORIZED,
 PAR VALUE $.01)                                                   364,088,921      504,887,641      453,006,832      115,435,797
                                                               ===============  ===============  ===============  ===============
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
 PRICE PER SHARE                                               $          1.00  $          1.00  $          1.00  $          1.00
                                                               ===============  ===============  ===============  ===============

STATEMENTS OF OPERATIONS
For the period October 7, 2002* through March 31, 2003

                                                                MONEY MARKET
                                                                   FUND
                                                              ----------------
NET INVESTMENT INCOME:
  Interest                                                    $     40,907,476
                                                              ----------------
    TOTAL INVESTMENT INCOME                                         40,907,476
                                                              ----------------
EXPENSES:
  Advisory fee                                                       3,157,041
  Administration fee                                                 3,946,301
  Shareholder servicing fee                                          6,577,169
  Distribution fee                                                  15,785,205
  Printing                                                             668,682
  Legal services                                                       254,708
  Custodian fee                                                        170,430
  Trustee fees                                                          81,774
  Audit and tax services                                                31,062
  Transfer and dividend disbursing agent                                16,700
  Other expenses                                                       519,579
                                                              ----------------
  TOTAL EXPENSES BEFORE WAIVER                                      31,208,651
Waived fees and reimbursed expenses                                 (3,584,541)
                                                              ----------------
  NET EXPENSES                                                      27,624,110
                                                              ----------------
NET INVESTMENT INCOME                                               13,283,366
                                                              ----------------
NET REALIZED GAIN ON INVESTMENTS
  Net realized gain on sale of investments                              49,946
                                                              ----------------
    NET REALIZED GAIN ON INVESTMENTS                                    49,946
                                                              ----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $     13,333,312
                                                              ================

*    Commencement of investment operations.

   The accompanying notes are an integral part of these financial statements.

STATEMENTS OF OPERATIONS
For the period October 7, 2002* through March 31, 2003

                                                              GOVERNMENT         MUNICIPAL         CALIFORNIA           NEW YORK
                                                             MONEY MARKET      MONEY MARKET      MUNICIPAL MONEY    MUNICIPAL MONEY
                                                                FUND               FUND            MARKET FUND        MARKET FUND
                                                           ---------------    ---------------    ---------------    ---------------
NET INVESTMENT INCOME:
  Interest                                                 $     2,587,348    $     2,891,781    $     2,545,502    $       640,482
                                                           ---------------    ---------------    ---------------    ---------------
    TOTAL INVESTMENT INCOME                                      2,587,348          2,891,781          2,545,502            640,482
                                                           ---------------    ---------------    ---------------    ---------------
EXPENSES:
  Advisory fee                                                     207,853            274,001            253,223             61,605
  Administration fee                                               259,817            342,501            316,525             77,006
  Shareholder servicing fee                                        433,028            570,835            527,548            128,343
  Distribution fee                                                 866,056          1,141,669          1,055,097            256,684
  Printing                                                          59,447             64,782             56,156             19,174
  Legal services                                                    15,957             21,632             19,329              4,674
  Custodian fee                                                     13,667             10,977              9,331              3,247
  Trustee fees                                                       5,571              7,163              6,507              1,600
  Audit and tax services                                            17,398             17,398             17,398             17,398
  Transfer and dividend disbursing agent                            17,398             17,398             17,398             17,398
  Other expenses                                                   129,281            134,973            132,336            115,673
                                                           ---------------    ---------------    ---------------    ---------------
  TOTAL EXPENSES BEFORE WAIVER                                   2,025,473          2,603,329          2,410,848            702,802
Waived fees and reimbursed expenses                               (206,756)          (457,316)          (617,484)          (240,768)
                                                           ---------------    ---------------    ---------------    ---------------
  NET EXPENSES                                                   1,818,717          2,146,013          1,793,364            462,034
                                                           ---------------    ---------------    ---------------    ---------------
NET INVESTMENT INCOME                                              768,631            745,768            752,138            178,448
                                                           ---------------    ---------------    ---------------    ---------------
NET REALIZED GAIN ON INVESTMENTS
  Net realized gain on sale of investments                              --                 --                 --                 --
                                                           ---------------    ---------------    ---------------    ---------------
    NET REALIZED GAIN ON INVESTMENTS                                    --                 --                 --                 --
                                                           ---------------    ---------------    ---------------    ---------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               768,631    $       745,768    $       752,138    $       178,448
                                                           ===============    ===============    ===============    ===============

STATEMENTS OF CHANGES IN NET ASSETS
For the period October 7, 2002* through March 31, 2003

                                                                 MONEY MARKET
                                                                     FUND
                                                               ----------------
NET INCREASE IN NET ASSETS
OPERATIONS:
Net investment income                                          $     13,283,366
Net realized gain on sale of investments                                 49,946
                                                               ----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 13,333,312
                                                               ----------------
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income                            (13,283,366)
                                                               ----------------
TRANSACTIONS IN SHARES OF STOCK:
Net proceeds from sale of shares                                  7,277,417,257
Value of shares issued in reinvestment of distributions              11,598,724
Cost of shares redeemed                                          (1,380,939,018)
                                                               ----------------
NET INCREASE IN NET ASSETS FROM TRANSACTIONS IN SHARES
 OF STOCK                                                         5,908,076,963
                                                               ----------------
NET INCREASE IN NET ASSETS                                        5,908,126,909
NET ASSETS:
Beginning of period                                                          --
                                                               ----------------
END OF PERIOD                                                  $  5,908,126,909
                                                               ================
SHARE TRANSACTIONS:
Number of shares sold                                             7,277,417,257
Number of shares reinvested                                          11,598,724
Number of shares redeemed                                        (1,380,939,018)
                                                               ----------------
NET INCREASE IN SHARES OUTSTANDING                                5,908,076,963
                                                               ================

*    Commencement of investment operations.

   The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
For the period October 7, 2002* through March 31, 2003

                                                             GOVERNMENT          MUNICIPAL         CALIFORNIA          NEW YORK
                                                            MONEY MARKET        MONEY MARKET     MUNICIPAL MONEY    MUNICIPAL MONEY
                                                                FUND               FUND            MARKET FUND        MARKET FUND
                                                          ----------------    ---------------    ---------------    ---------------
NET INCREASE IN NET ASSETS
OPERATIONS:
Net investment income                                     $        768,631    $       745,768    $       752,138    $       178,448
Net realized gain on sale of investments                                --                 --                 --                 --
                                                          ----------------    ---------------    ---------------    ---------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               768,631            745,768            752,138            178,448
                                                          ----------------    ---------------    ---------------    ---------------
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income                          (768,631)          (745,768)          (752,138)          (178,448)
                                                          ----------------    ---------------    ---------------    ---------------
TRANSACTIONS IN SHARES OF STOCK:
Net proceeds from sale of shares                               454,651,080        667,726,142        644,513,412        164,453,889
Value of shares issued in reinvestment of distributions            693,751            666,694            652,617            154,968
Cost of shares redeemed                                        (91,255,910)      (163,505,195)      (192,159,197)       (49,173,060)
                                                          ----------------    ---------------    ---------------    ---------------
NET INCREASE IN NET ASSETS FROM TRANSACTIONS IN SHARES
 OF STOCK                                                      364,088,921        504,887,641        453,006,832        115,435,797
                                                          ----------------    ---------------    ---------------    ---------------
NET INCREASE IN NET ASSETS
NET ASSETS:                                                    364,088,921        504,887,641        453,006,832        115,435,797
Beginning of period                                                     --                 --                 --                 --
                                                          ----------------    ---------------    ---------------    ---------------
END OF PERIOD                                             $    364,088,921    $   504,887,641    $   453,006,832    $   115,435,797
                                                          ================    ===============    ===============    ===============
SHARE TRANSACTIONS:
Number of shares sold                                          454,651,080        667,726,142        644,513,412        164,453,889
Number of shares reinvested                                        693,751            666,694            652,617            154,968
Number of shares redeemed                                      (91,255,910)      (163,505,195)      (192,159,197)       (49,173,060)
                                                          ----------------    ---------------    ---------------    ---------------
NET INCREASE IN SHARES OUTSTANDING                             364,088,921        504,887,641        453,006,832        115,435,797
                                                          ================    ===============    ===============    ===============

FINANCIAL HIGHLIGHTS
For the period October 7, 2002/(1)/ through March 31, 2003

                                                                     MONEY MARKET
                                                                         FUND
                                                                    ---------------
NET ASSET VALUE, BEGINNING OF PERIOD                                $          1.00
                                                                    ---------------

INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                                      0.002
                                                                    ---------------

DISTRIBUTIONS TO SHAREHOLDERS
   Distributions from net investment income                                  (0.002)
                                                                    ---------------

NET ASSET VALUE, END OF PERIOD                                      $          1.00
                                                                    ===============

TOTAL RETURN                                                                   0.25%/(2)/
RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (000s omitted)                         $     5,908,127
   Ratio of expenses, net reimbursement, to average net assets                 1.05%/(3)/
   Ratio of expenses, before reimbursement, to average net assets              1.19%/(3)/
   Ratio of net investment income to average net assets                        0.50%/(3)/

/(1)/  Commencement of investment operations.
/(2)/ For the period October 7, 2002 (commencement of operations) through March 31, 2003 and not indicative of a full year's operating results.
/(3)/  Annualized.

   The accompanying notes are an integral part of these financial statements.

                                                                       GOVERNMENT             MUNICIPAL
                                                                      MONEY MARKET          MONEY MARKET
                                                                          FUND                  FUND
                                                                    ---------------        ---------------
NET ASSET VALUE, BEGINNING OF PERIOD                                $          1.00        $          1.00
                                                                    ---------------        ---------------

INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                                      0.002                  0.002
                                                                    ---------------        ---------------

DISTRIBUTIONS TO SHAREHOLDERS
   Distributions from net investment income                                  (0.002)                (0.002)
                                                                    ---------------        ---------------

NET ASSET VALUE, END OF PERIOD                                      $          1.00        $          1.00
                                                                    ===============        ===============

TOTAL RETURN                                                                   0.21%/(2)/             0.16%/(2)/
RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (000s omitted)                         $       364,089        $       504,888
   Ratio of expenses, net reimbursement, to average net assets                 1.05%/(3)/             0.94%/(3)/
   Ratio of expenses, before reimbursement, to average net assets              1.17%/(3)/             1.14%/(3)/
   Ratio of net investment income to average net assets                        0.44%/(3)/             0.33%/(3)/

                                                                      CALIFORNIA              NEW YORK
                                                                    MUNICIPAL MONEY        MUNICIPAL MONEY
                                                                      MARKET FUND            MARKET FUND
                                                                    ---------------        ---------------
NET ASSET VALUE, BEGINNING OF PERIOD                                $          1.00        $          1.00
                                                                    ---------------        ---------------

INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                                      0.002                  0.002
                                                                    ---------------        ---------------

DISTRIBUTIONS TO SHAREHOLDERS
   Distributions from net investment income                                  (0.002)                (0.002)
                                                                    ---------------        ---------------

NET ASSET VALUE, END OF PERIOD                                      $          1.00        $          1.00
                                                                    ===============        ===============

TOTAL RETURN                                                                   0.18%/(2)/             0.17%/(2)/
RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (000s omitted)                         $       453,007        $       115,436
   Ratio of expenses, net reimbursement, to average net assets                 0.85%/(3)/             0.90%/(3)/
   Ratio of expenses, before reimbursement, to average net assets              1.14%/(3)/             1.37%/(3)/
   Ratio of net investment income to average net assets                        0.36%/(3)/             0.35%/(3)/

/(1)/  Commencement of investment operations.
/(2)/ For the period October 7, 2002 (commencement of operations) through March 31, 2003 and not indicative of a full year's operating results.
/(3)/  Annualized.

   The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS
March 31, 2003

1. ORGANIZATION

E*TRADE Funds (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940, as amended ("1940 Act"). The Trust is organized as a Delaware statutory trust and was formed on November 4, 1998. As of March 31, 2003 the Trust consisted of eleven operating series: the E*TRADE Bond Fund, the E*TRADE California Municipal Money Market Fund, the E*TRADE Government Money Market Fund, the E*TRADE International Index Fund, the E*TRADE Money Market Fund, the E*TRADE Municipal Money Market Fund, the E*TRADE New York Municipal Money Market Fund, the E*TRADE Premier Money Market Fund, the E*TRADE Russell 2000 Index Fund, the E*TRADE S&P 500 Index Fund, and the E*TRADE Technology Index Fund. These financial statements are for the Sweep Class of shares of the E*TRADE Money Market Fund, E*TRADE Government Money Market Fund, E*TRADE Municipal Money Market Fund, E*TRADE California Municipal Money Market Fund and E*TRADE New York Municipal Money Market Fund (each a "Fund" and collectively the "Funds"). The Funds commenced operations on October 7, 2002.

The E*TRADE Money Market Fund's investment objective is to provide investors with a high level of income, while preserving capital and liquidity. The Fund seeks to achieve its investment objective by investing in high-quality, short-term investments. The Government Money Market Fund's investment objective is to provide investors with a high level of income, while preserving capital and liquidity. The Fund seeks to achieve its investment objective by investing in short-term obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and related repurchase agreements, backed by these obligations. The E*TRADE Municipal Money Market Fund's investment objective is to provide investors with a high level of income that is exempt from federal income taxes, while preserving capital and liquidity. The Fund seeks to achieve its investment objective by investing in high-quality, short-term municipal securities. The E*TRADE California Municipal Money Market Fund's investment objective is to provide a high level of income that is exempt from federal and State of California income taxes, while preserving capital and liquidity. The Fund seeks to achieve its investment objective by investing in high-quality, short-term municipal securities issued by the State of California, its agencies and instrumentalities and issuers exempt from federal income taxes and State of California income taxes. The E*TRADE New York Municipal Money Market Fund's investment objective is to provide a high level of income that is exempt from federal and New York State income taxes, while preserving capital and liquidity. The Fund seeks to achieve its investment objective by investing in high quality, short-term municipal securities issued by the State of New York State, its agencies and instrumentalities and issuers exempt from federal income taxes and State of New York income taxes.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies that are followed by the Funds in the preparation of their financial statements and which are in conformity with accounting principles generally accepted in the United States of America for investment companies. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

PRINCIPLES OF ACCOUNTING

The Funds use the accrual method of accounting for financial reporting purposes.

SECURITY VALUATION

The Funds value their respective portfolio instruments using the amortized cost method of valuation. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, generally without regard to the impact of fluctuating interest rates on the market value of the security. The Funds' Board of Trustees believes this valuation method accurately reflects fair value.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on the date the securities are purchased or sold (trade date). Revenue is recognized as follows: dividend income is recognized on the ex-dividend date and interest income is recognized on a daily accrual basis. Realized gains and losses are reported on the basis of identified cost of securities delivered.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income of each Fund are declared daily and paid monthly. Distributions to shareholders from any net realized capital gains, if any, are declared and distributed annually, generally in December. All dividends and distributions will be automatically reinvested in additional shares of the respective Fund unless the shareholder elects otherwise. Such distributions to shareholders are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for foreign currency transactions, market discount, losses deferred to wash sales, and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital and may impact net investment income per share. Undistributed net investment income may include temporary book and tax basis differences, which will reverse in a subsequent period. Substantially all taxable income or gain remaining at fiscal year end is distributed in the following year.

The tax character of distributions paid during the period ended March 31, 2003 was ordinary income.

At March 31, 2003, the E*TRADE Money Market Fund had Distributable Earnings on a tax basis of $49,946, a net realized gain, which is undistributed ordinary income.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity from every other series of the Trust for federal income tax purposes. Each Fund intends to qualify annually as a "regulated investment company" ("RIC") under Subchapter M of the Code. If so qualified, each Fund must distribute annually all of its investment company taxable income and any net capital gains (taking into account capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

E*TRADE Asset Management, Inc. ("ETAM"), a wholly owned subsidiary of E*TRADE Group, Inc. ("E*TRADE Group"), serves as the investment adviser for the Funds pursuant to an investment advisory agreement. For its service as investment adviser, ETAM is paid by each Fund an annual rate of 0.12% of the Fund's average daily net assets.

ETAM also provides administrative services to the Funds pursuant to an administrative services agreement ("Administrative Agreement"). Services provided by ETAM, acting as administrator, include, but are not limited to: coordinating the services performed by the transfer and dividend disbursing agent, custodian, subadministrator, shareholder servicing agent, independent auditors and legal counsel; preparing and supervising the preparation of periodic reports to each Fund's shareholders; generally supervising regulatory compliance matters; providing, at its own expense, the services of its personnel to serve as officers of the Trust; monitoring and reviewing each Fund's contracted services and expenditures; and reporting to the Board of Trustees concerning its activities pursuant to the Administrative Agreement. Each Fund pays ETAM an administrative services fee equal to 0.15% of the Fund's average daily net assets.

ETAM and E*TRADE Securities LLC, the Trust's principal underwriter and a wholly owned subsidiary of E*TRADE Group, both provide shareholder servicing to the Funds under a Shareholder Servicing Agreement. ETAM and E*TRADE Securities may provide the following services to shareholders or investors investing in shares of each Fund: support of telephone services; delivery of current prospectuses, reports, notices, proxy statements and other pertinent information; assistance in connection with the tabulation of shareholders' votes in the event of a shareholder vote; receiving, tabulating and transmitting proxies executed on behalf of shareholders; maintenance of shareholders' records reflecting shares purchased and redeemed and share balances; maintaining account records and providing shareholders with account statements; integrating periodic statements with other shareholder transactions; and providing such similar services as the Trust may reasonably request to the extent ETAM is permitted to do so under applicable statutes, rules or regulations. Each Fund pays ETAM a shareholder servicing fee equal to 0.25% of the Fund's respective average daily net assets. In addition, ETAM is allowed to use the servicing fees it receives under the Shareholder Servicing Agreement to compensate its affiliates, including E*TRADE Securities LLC, for shareholder services provided by E*TRADE Securities to each Fund.

Each Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act ("Plan") and pursuant to the Plan, entered into a Distribution Agreement with E*TRADE Securities. Pursuant to the Distribution Agreement, E*TRADE Securities serves as principal underwriter for the Funds. The Plan permits the use of the Funds' assets to help finance the distribution of shares of the Funds. Under the Plan, each Fund is permitted to pay to various services providers, including in particular, E*TRADE Securities, an annual distribution fee of up to 0.75% of the average daily net assets of the Fund as payment for services rendered in connection with the distribution and marketing of the shares of the Fund. However, under the Distribution Agreement, payments to E*TRADE Securities for activities pursuant to the Plan are limited through at least one year from the date of commencement of operations of each Fund to an annual rate equal to 0.60% of the average daily net assets of the E*TRADE Money Market Fund, and 0.50% of the average daily net assets of the E*TRADE Government Money Market Fund, E*TRADE Municipal Money Market Fund, E*TRADE California Municipal Money Market Fund and E*TRADE New York Municipal Money Market Fund, respectively.

In the interest of limiting expenses of each Fund, ETAM has entered into an expense limitation agreement with the Funds ("Expense Limitation Agreement") through at least October 7, 2003. The Expense Limitation Agreement may continue from year to year thereafter. Pursuant to the Expense Limitation Agreement, ETAM has agreed to waive or limit its fees and assume other expenses so that the total operating expenses of each Fund (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of each Fund's business) are limited to the percentages as shown below:

                                                                   % of Average
                                                                  Daily Net Assets
                                                                  ----------------
E*TRADE Money Market Fund                                              1.10%
E*TRADE Government Money Market Fund                                   1.10%
E*TRADE Municipal Money Market Fund                                    1.05%
E*TRADE California Municipal Money Market Fund                         0.95%
E*TRADE New York Municipal Money Market Fund                           0.95%

The Funds may at a later date reimburse to ETAM the fees waived or limited and other expenses assumed and paid by ETAM provided that, among other things, the Funds have reached a sufficient size to permit such reimbursement to be made without causing the total annual expense ratios of the Funds to exceed the percentage limits stated above. Consequently, no reimbursement by any Fund will be made unless: (i) the Fund's total annual expense ratio is less than the percentage stated above and (ii) the payment of such reimbursement has been approved by the Trust's Board of Trustees on a quarterly basis. The total amount of reimbursement to which ETAM may be entitled will equal, at any time, the sum of (i) all fees previously waived or reduced by ETAM and (ii) all other payments previously remitted by ETAM to the Funds in accordance with the Expense Limitation Agreement during any of the previous three fiscal years, less any reimbursement that the Funds have previously paid to ETAM with respect to (a) such fees previously waived or reduced and (b) such other payments previously remitted by ETAM to the Funds. The amount eligible for reimbursement attributable to each fund at March 31, 2003 is as follows:

                                                                      Amount
                                                                  --------------
E*TRADE Money Market Fund                                         $    3,584,541
E*TRADE Government Money Market Fund                                     206,756
E*TRADE Municipal Money Market Fund                                      457,316
E*TRADE California Municipal Money Market Fund                           617,484
E*TRADE New York Municipal Money Market Fund                             240,768

ETAM also has voluntarily agreed to further reduce the total operating expenses for each Fund so as not to exceed the percentages as shown below:

                                                                   % of Average
                                                                  Daily Net Assets
                                                                  ----------------
E*TRADE Money Market Fund                                              1.05%
E*TRADE Government Money Market Fund                                   1.05%
E*TRADE Municipal Money Market Fund                                    0.94%
E*TRADE California Municipal Money Market Fund                         0.85%
E*TRADE New York Municipal Money Market Fund                           0.90%

ETAM may terminate this voluntary expense limitation arrangement for any of the Funds at any time.

PFPC Inc. serves as the transfer agent and dividend disbursing agent for the Funds. The Bank of New York serves as sub-administrator, fund accounting services agent and custodian for the Funds.

E*TRADE Securities LLC serves as the principal underwriter for the Funds. Such services were provided at no cost to the Funds for the period ended March 31, 2003.

4. REPURCHASE AGREEMENTS

The Funds may invest in repurchase agreements. Repurchase agreements are transactions involving purchases of securities under agreements to resell such securities at a specified price and time, and are treated as collateralized financing transactions and recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in the each Fund's Schedules of Investments. Each Fund's cash investments must be fully collateralized based on values that are marked to market daily. The Funds' custodian, or another custodian for purposes of repurchase agreement transactions only, has custody of, and holds in a segregated account, securities acquired as collateral by a Fund under a repurchase agreement. ETAM monitors, on an ongoing basis, the value of the collateral to assure that it always equals or exceeds the repurchase price.

The Funds' Statement of Additional Information includes additional information about the Trustees and officers of the Trust and may be obtained, without charge, by accessing our Website online (www.etrade.com) or by calling our toll-free number at (800) 786-2575.

INDEPENDENT AUDITORS' REPORT

To the Board of Trustees and Shareholders of the E*TRADE Funds:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the E*TRADE Money Market Fund, E*TRADE Government Money Market Fund, E*TRADE Municipal Money Market Fund, E*TRADE California Municipal Money Market Fund, and E*TRADE New York Municipal Money Market Fund (the "Funds")(five of the eleven operating series of the E*TRADE Funds) as of March 31, 2003, and the related statements of operations, changes in net assets, and financial highlights for the period October 7, 2002 (commencement of investment operations) to March 31, 2003. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at March 31, 2003 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the E*TRADE Money Market Fund, E*TRADE Government Money Market Fund, E*TRADE Municipal Money Market Fund, E*TRADE California Municipal Money Market Fund, and E*TRADE New York Municipal Money Market Fund as of March 31, 2003, the results of their operations, the changes in their net assets, and the financial highlights for the period October 7, 2002 (commencement of investment operations) to March 31, 2003, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Los Angeles, California
May 16, 2003

[LOGO OF E*TRADE(R) FINANCIAL]                                      Prsrt Std
                                                                  U.S. Postage
E*TRADE Securities LLC                                                PAID
PO Box 989030                                                     Claysburg, PA
West Sacramento, CA 95798-9904                                     Permit No. 6

ITEM 2.  CODE OF ETHICS.

The registrant, E*TRADE Funds ("Funds") has adopted a code of ethics that applies to the Fund President and Treasurer.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a) The President (principal executive officer) and the Treasurer (principal financial officer) of the Funds believe that there were no significant deficiencies in the design or operation of the internal controls of the Funds or E*TRADE Asset Management, Inc. ("ETAM"), the investment adviser and administrator of the Funds, including disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) that adversely affected the ability of the Funds, or ETAM on behalf of the Funds, to record, process, summarize, and report the subject matter contained in this Report, and the President and Treasurer of the Funds have identified no material weaknesses in such internal controls on behalf of the Funds.

There was no fraud, whether or not material, involving officers or employees of ETAM, E*TRADE Securities, or the Funds who have a significant role in the Funds' internal controls, including disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) that has come to the attention of ETAM or the officers of the Funds, including its President and Treasurer.

(b) There were no significant changes in the Funds and ETAM's internal controls, including disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) that apply to the Funds or in other factors with respect to the Funds that could have significantly affected the Funds' or ETAM's internal controls during the period covered by this Form N-CSR, and no corrective actions with regard to significant deficiencies or material weaknesses were taken by the Funds or ETAM during such period.

ITEM 10. EXHIBITS.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) and the officer's certifications required by Section 906 of the Sarbannes-Oxley Act of 2002: Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)              E*TRADE Funds
             ---------------------------------------------------------
By (Signature and Title)*      /s/ Liat Rorer
                         ---------------------------------------------
                                   Liat Rorer, President

Date May 22, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*      /s/ Liat Rorer
                         ---------------------------------------------
                                   Liat Rorer, President

Date May 22, 2003

By (Signature and Title)*      /s/ Elizabeth Gottfried
                         ---------------------------------------------
                                   Elizabeth Gottfried, Treasurer

Date May 22, 2003

* Print the name and title of each signing officer under his or her signature.